UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21386

Dreyfus Premier Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/07

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS PREMIER MANAGER FUNDS I

- BEAR STEARNS PRIME MONEY MARKET FUND
- DREYFUS PREMIER ALPHA GROWTH FUND
- DREYFUS PREMIER INTRINSIC VALUE FUND
- DREYFUS PREMIER S&P STARS FUND
- DREYFUS PREMIER S&P STARS OPPORTUNITY FUND

FORM N-CSR

Item 1.	Reports to Stockholders.

Bear Stearns
Prime Money
Market Fund

SEMIANNUAL REPORT September 30, 2007

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Bear Stearns
Prime Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this semiannual report for Bear Stearns Prime Money Market Fund for the six-month period ended September 30, 2007. During the reporting period, the fund produced an annualized yield of 5.16% . Taking into account the effects of compounding, the fund also produced an annualized effective yield of 5.28% .1

A Worsening Credit Crisis Prompted Fed Intervention

When the reporting period began, slowing economic growth and moderate inflationary pressures, including a robust labor market, led most investors to believe that the Federal Reserve Board (the “Fed”) would remain on the sidelines for much of 2007. On one hand, housing prices continued to slide and consumer sentiment deteriorated in April and May. On the other hand, a key measure of inflation, the core personal consumption price index, rose by 2.2% in May, suggesting that inflation could be a more persistent problem than expected.

In June, signs of stronger economic growth contributed to higher yields on longer-term bonds. Following its June 28 meeting, the Fed stated that it was not yet convinced of the sustainability of lower inflationary pressures. In addition, the Fed suggested that higher levels of resource utilization could fuel inflation in the future. It later was announced that the U.S. GDP grew at an annualized rate of 3.8% in the second quarter of 2007, lending credence to the Fed’s inflation-fighting bias.

July proved to be a difficult month for the financial markets, as intensifying housing and lending concerns sparked a sharp repricing of risk. Substantial declines in equities and the more credit-sensitive fixed-income sectors occurred when rising delinquencies and defaults appeared to spread from the sub-prime mortgage sector to home equity borrowers with good credit histories. Sales of existing homes slid to the slowest pace in almost five years, and sales of new single-family homes dropped by a significantly greater amount than had been expected.This led to concerns that consumers would cut back on spending, potentially

2

threatening the economy. In addition, tightness in the credit markets created turmoil in other areas, including the inter-bank lending market and the commercial paper and syndicated loan markets.

Although the Fed refrained from adjusting monetary policy at its meeting in early August, the ongoing credit crisis prompted some analysts to call for intervention.The Fed did so on August 17, when it reduced the discount rate by 50 basis points and relaxed some collateral requirements to promote market liquidity and stability. In the statement accompanying the discount rate cut, the Fed indicated that “the downside risks to growth have increased appreciably.”

The Fed followed up at its scheduled meeting in September with additional reductions of 50 basis points in both the discount rate and the federal funds rate, sending them to 5.25% and 4.75%, respectively.The Fed stated that its actions were designed to ease conditions in the money markets and prevent a spillover into the broader economy.These actions appeared to be warranted, as fallout from the sub-prime mortgage crisis included $13 billion in subprime-related asset write-downs by three major investment banks, a sharp increase in foreclosure filings and a surge in canceled home sales contracts due to borrowers’ inability to secure loan commitments.

The Fed has indicated that it intends to closely monitor new economic data in order to determine if further rate cuts are warranted.At the same time, continued strength in oil, gold and other commodity prices—as well as surprising growth in exports, a significantly lower trade deficit and a low 4.7% unemployment rate—make it clear that the specter of inflation remains, and that the Fed has a delicate balancing act on its hands in its efforts to forestall a recession while controlling the rate of inflation.

Caution Remains Warranted in Uncertain Markets

As the credit crisis took hold and the Fed began to cut short-term interest rates, yield differences widened along the market’s maturity range, creating more attractive opportunities among longer-dated money market instruments than had been available for some time.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Meanwhile, demand for money market instruments surged as investors engaged in a “flight to quality,” shifting assets from riskier investments to money market funds.

In this relatively uncertain environment, we generally maintained the fund’s weighted average maturity in a range we considered to be in line with industry averages. However, we occasionally took advantage of opportunities to capture incrementally higher yields from money market instruments with maturities up to four months.

As of the reporting period’s end, we believe that further easing of monetary policy is possible if housing markets continue to weaken, but the timing of additional rate reductions remains uncertain due to inflation concerns.As always, we are prepared to alter the fund’s strategy as market conditions evolve.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s annualized yield and annualized effective yield would have been 5.13% and 5.26%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Bear Stearns Prime Money Market Fund from April 1, 2007 to September 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2007

Expenses paid per $1,000 †	$ 1.01
Ending value (after expenses)	$1,026.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2007

Expenses paid per $1,000 †	$ 1.01
Ending value (after expenses)	$1,024.00

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
September 30, 2007 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—13.9%	Amount ($)	Value ($)

Credit Agricole (London)
5.31%, 10/12/07	10,000,000	10,000,000
DEPFA BANK PLC (Yankee)
5.32%, 10/19/07	50,000,000 [a]	50,000,000
Landesbank Hessen-Thuringen Girozentrale (London)
5.32%, 11/23/07	50,000,000	50,000,000
Northern Rock PLC (London)
5.33%, 10/19/07	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $160,000,000)		160,000,000

Commercial Paper—44.4%

ABN-AMRO North America Finance Inc.
5.33%, 11/30/07	50,000,000	49,567,083
Aquinas Funding LLC
5.24%, 12/18/07	50,000,000 [a]	49,439,917
Bank of America Corp.
5.33%, 11/6/07	30,000,000	29,842,860
CHARTA LLC
5.32%, 10/12/07	50,000,000 [a]	49,919,792
Commerzbank U.S. Finance Inc.
5.32%, 10/26/07	50,000,000	49,819,444
FCAR Owner Trust, Ser. I
5.33%, 10/15/07	68,500,000	68,359,879
General Electric Capital Services Inc.
5.30%, 11/5/07	75,000,000	74,623,750
Harrier Finance Funding Ltd.
5.34%, 10/15/07—10/18/07	75,000,000 [a]	74,835,625
Societe Generale N.A. Inc.
5.32%, 11/13/07	25,000,000	24,843,976
Tempo Finance Ltd.
5.33%, 11/9/07	41,000,000 [a]	40,767,257
Total Commercial Paper
(cost $512,019,583)		512,019,583

6

	Principal
Corporate Notes—26.0%	Amount ($)	Value ($)

Commonwealth Bank of Australia
5.16%, 10/24/07	40,000,000 [b]	40,000,000
General Electric Capital Corp.
5.88%, 10/17/07	14,000,000 [b]	14,000,000
K2 (USA) LLC
4.83%, 10/1/07	20,000,000 [a,b]	20,000,000
Rabobank Nederland
5.52%, 11/15/07	50,000,000 [b]	50,000,000
Royal Bank of Scotland PLC
5.16%, 10/22/07	40,000,000 [b]	40,000,000
Societe Generale
5.71%, 10/2/07	45,000,000 [b]	45,000,000
Svenska Handelsbanken
5.12%, 10/22/07	50,000,000 [b]	50,000,000
Wells Fargo & Co.
5.77%, 10/3/07	40,000,000 [b]	40,000,000
Total Corporate Notes
(cost $299,000,000)		299,000,000

Promissory Note—3.5%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $40,000,000)	40,000,000	40,000,000

Short-Term Bank Notes—3.5%

Bank of America N.A.
5.30%, 10/12/07
(cost $40,000,000)	40,000,000	40,000,000

Time Deposits—4.4%

Key Bank U.S.A., N.A. (Grand Cayman)
4.00%, 10/1/07
(cost $51,000,000)	51,000,000	51,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements—3.9%	Amount ($)	Value ($)

Deutsche Bank Securities
5.37%, dated 9/28/07, due 10/1/07 in the
amount of $45,020,138 (fully collateralized
by $48,652,763 Corporate Bonds, 6%,
due 7/12/42, value $46,350,001)
(cost $45,000,000)	45,000,000	45,000,000

Total Investments (cost $1,147,019,583)	99.6%	1,147,019,583

Cash and Receivables (Net)	.4%	4,587,140

Net Assets	100.0%	1,151,606,723

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $284,962,591 or 24.7% of net assets.
[b] Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	58.3	Asset-Backed/Multi-Seller Programs	4.3
Finance	11.2	Insurance	4.3
Asset-Backed/Structured		Repurchase Agreements	3.9
Investment Vehicles	8.2	Brokerage Firms	3.5
Asset-Backed/Single Seller	5.9		99.6

†	Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments—Note 1(b)	1,147,019,583	1,147,019,583
Cash		237,572
Interest receivable		4,621,812
Prepaid expenses		30,127
		1,151,909,094

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		241,267
Accrued expenses		61,104
		302,371

Net Assets ($)		1,151,606,723

Composition of Net Assets ($):
Paid-in capital		1,151,629,965
Accumulated net realized gain (loss) on investments		(23,242)

Net Assets ($)		1,151,606,723

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		1,151,629,965
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2007 (Unaudited)

Investment Income ($):
Interest Income	42,602,400
Expenses:
Management fee—Note 2(a)	1,586,707
Custodian fees—Note 2(a)	57,615
Trustees’ fees and expenses—Note 2(b)	57,138
Shareholder servicing costs	29,596
Registration fees	26,233
Professional fees	19,873
Prospectus and shareholders’ reports	6,210
Miscellaneous	30,274
Total Expenses	1,813,646
Less—reduction in management fee
due to undertaking—Note 2(a)	(226,939)
Net Expenses	1,586,707
Investment Income—Net, representing net increase in
net assets resulting from operations	41,015,693

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited)	March 31, 2007

Operations ($):
Investment income—net	41,015,693	89,339,048
Net realized gain (loss) on investments	—	29,623
Net Increase (Decrease) in Net Assets
Resulting from Operations	41,015,693	89,368,671

Dividends to Shareholders from ($):
Investment income—net	(41,015,693)	(89,339,048)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	3,209,728,357	7,819,883,715
Dividends reinvested	39,195,942	86,114,275
Cost of shares redeemed	(3,778,111,661)	(8,561,034,788)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(529,187,362)	(655,036,798)
Total Increase (Decrease) in Net Assets	(529,187,362)	(655,007,175)

Net Assets ($):
Beginning of Period	1,680,794,085	2,335,801,260
End of Period	1,151,606,723	1,680,794,085

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following table for the fund’s shares represents the financial highlights of the fund’s predecessor, Prime Money Market Portfolio, before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s shares thereafter. Before the fund commenced operations,all of the assets of the Prime Money Market Portfolio were transferred to the fund’s shares in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and fund’s predecessor’s financial statements.

	Six Months Ended September 30, 2007

			Year Ended March 31,

	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.026	.051	.036	.015	.010	.016
Distributions:
Dividends from
investment income—net	(.026)	(.051)	(.036)	(.015)	(.010)	(.016)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	5.22[a]	5.18	3.63	1.54	.97	1.59

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.23[a]	.23	.23	.23	.29	.29
Ratio of net expenses
to average net assets	.20[a]	.21	.20	.20	.20	.20
Ratio of net investment
income to average
net assets	5.17[a]	5.05	3.68	1.47	.97	1.57

Net Assets,
end of period
($ x 1,000) 1,151,607		1,680,794	2,335,801	1,311,657	1,602,255	2,421,568

[a] Annualized.
See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Bear Stearns Prime Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers six series,including the fund. The fund’s investment objective seeks to provide current income and liquidity consistent with stability of principal.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. On July 1, 2007, Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”).As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon. MBSC Securities Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge. Shares of the fund may not be purchased directly by individuals, although Bear Stearns Prime Money Market Fund may purchase fund shares for accounts maintained by individuals.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15,2007 and interim periods within those fiscal years.Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest,

14

the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Fund has an unused capital loss carryover of $23,242 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2007. If not applied, the carryover expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2007, was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken to waive receipt of its fees and/or assume the expenses of the fund from April 1, 2007 through September 30, 2007 so that the expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .20% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $226,939 during the period ended September 30, 2007.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, for providing custodial services for the fund for the three months ended September 30, 2007, the fund was charged $32,555. Prior to becoming an affiliate, The Bank of New York was paid $25,060 for the custody services to the fund for the three months ended June 30, 2007.

16

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2007 the fund was charged $25,634 pursuant to the transfer agency agreement.

During the period ended September 30, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $201,852, custodian fees $66,128, chief compliance officer fees $2,411 and transfer agency per account fees $7,600, which are offset against an expense reimbursement currently in effect in the amount of $36,724.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 17

Telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

E-mail	Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Dreyfus Premier
Alpha Growth Fund

SEMIANNUAL REPORT September 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Alpha Growth Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Alpha Growth Fund, covering the six-month period from April 1, 2007, through September 30, 2007.

An intensifying credit crisis over the summer of 2007 produced heightened turbulence in U.S.financial markets.As credit concerns spread from the sub-prime mortgage sector of the bond market to other areas of the financial markets, investors’ appetite for risk shifted from ample to cautious.This change led to sharp stock market declines in July and early August. However, rate cuts from the Federal Reserve Board in August and September seemed to restore investor confidence, and some equity market indices ended the reporting period near their all-time highs.

It appears that the downside risks to the U.S. economy have increased, with the housing recession and consumer slowdown likely to be more intense than previously expected. Plus, a weakening U.S. dollar and rising commodities and energy prices have given the Fed the daunting task of balancing both inflationary concerns and the risk of an economic slowdown simultaneously. In our view, we believe that the U.S. economy is still quite resilient and the Fed’s recent actions are likely to continue to produce opportunities for some market sectors and additional challenges for others. Since each investor’s situation is unique, we encourage you to talk about these investment matters with your financial advisor, who can help you make the right adjustments for your portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
October 15, 2007

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2007, through September 30, 2007, as provided by Warren Chiang, CFA; Prabhu Palani, CFA; and C.Wesley Boggs, Primary Portfolio Managers

Fund and Market Performance Overview

Despite bouts of heightened volatility stemming from a summertime credit crisis, stocks posted respectable returns for the reporting period on the strength of generally healthy corporate earnings and optimism that lower short-term interest rates will help forestall a recession.The fund produced lower returns than its benchmark, primarily due to weakness in the consumer discretionary sector, which was an area of emphasis during the reporting period.

For the six-month period ended September 30, 2007, Dreyfus Premier Alpha Growth Fund produced total returns of 8.21% for Class A shares, 7.79% for Class B shares, 7.81% for Class C shares, 8.39% for Class I shares and 8.09% for Class T shares.1,2 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 8.42% for the same period.3

On a separate note,Warren Chiang, CFA; Prabhu Palani, CFA; and C. Wesley Boggs became the fund’s primary portfolio managers on September 17, 2007.

The Fund’s Investment Approach

The fund seeks capital appreciation by investing in stocks selected using one or more quantitative models.These models are designed to identify equity securities with attractive long-term relative valuations, sustainable earnings, and behavioral factors, such as stock buy-backs and analysts’ earnings revisions, that may indicate potential misvaluations.

We use the models systematically to select approximately 50 to 80 securities. Generally, we maintain the fund’s sector concentrations in proportions that are similar to those of the Russell 1000 Growth Index.4 We periodically reapply our models and adjust the fund’s holdings. Stocks no longer favored by the models are sold, and highly rated stocks are purchased. The fund’s models are enhanced from time to time as suggested by our ongoing research efforts.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Stocks Advanced Despite Economic and Credit Concerns

Stocks rallied early in the reporting period amid moderate economic growth, stable short-term interest rates and rising corporate earnings.As they had for some time, investors continued to maintain an ample appetite for risk, which, at the time, benefited shares of smaller, lower-quality companies more than their larger, well-established counterparts. However, the market environment changed dramatically in mid-June, when credit and liquidity concerns in the bond market’s sub-prime mortgage sector spread to other areas of the financial markets. Investors grew increasingly worried in July and August that intensifying weakness in housing markets might produce a drag on the U.S. economy. In the ensuing market turbulence, newly risk-averse investors engaged in a “flight to quality,” and larger, higher-quality companies returned to favor.

The Federal Reserve Board (the “Fed”) attempted in mid-August to restore a measure of stability to the financial markets by reducing the discount rate, the interest rate it charges member banks for overnight loans.The Fed followed up in September with a reduction in the federal funds rate, which is the rate banks charge each other for overnight loans.These moves bolstered investor confidence, sparking a rally late in the reporting period that lifted some major stock market indices toward new record highs.

Consumer Discretionary and Energy Sectors Constrained Fund Performance

While the fund participated in the market’s advance to a degree, its relative performance was held back by weaker-than-average results in some industry groups. Most significantly, the previous portfolio manager’s quantitative models had assigned relatively high rankings to stocks in the consumer discretionary area, and they allocated a larger proportion of fund assets to the sector than the benchmark. However, such stocks proved to be sensitive to concerns regarding the sustainability of consumer spending, and an emphasis on the underperforming sector hindered performance.The fund received particularly disappointing results from homebuilder KB Homes, catalog retailer InterActiveCorp, which were sold during the reporting period, as well as holdings in the media, textile and luxury goods sub-sectors. In addition, the fund suffered from relatively light exposure to the energy sector, which produced above-

4

average returns when oil and gas prices surged. Individual detractors from relative performance included pharmaceutical developer Forest Laboratories and technology companies Cognizant Technology Solutions and Network Appliance.

The fund achieved better results in other market sectors. An underweighted position in the financials sector helped boost relative performance when banks and brokerage firms declined during the summertime credit crisis.The fund also benefited from its investments in computer and consumer electronic maker Apple, semiconductor manufacturer NVIDIA, industrials company Imperial Chemical Industries, the latter two of which were sold during the reporting period, and aerospace supplier Precision Castparts.

Repositioning for a Changing Market Environment

Since assuming responsibility for the fund’s investments, the new portfolio management team has maintained a quantitative approach, but we employ models that emphasize different criteria than the previous portfolio managers. We replaced approximately 40% of the fund’s holdings in September, reducing the fund’s exposure to mid-capitalization and international stocks and intensifying its focus on large-cap U.S. companies. In our judgment, these changes position the fund well for the next phase of the economic cycle.

October 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.
[3]	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.
[4]	SOURCE: LIPPER, INC. — The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The index does not take into account fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Alpha Growth Fund from April 1, 2007 to September 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2007
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 6.09	$ 10.55	$ 10.08	$ 4.27	$ 7.39
Ending value (after expenses)	$1,082.10	$1,077.90	$1,078.10	$1,083.90	$1,080.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2007
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 5.91	$ 10.23	$ 9.77	$ 4.14	$ 7.16
Ending value (after expenses)	$1,019.15	$1,014.85	$1,015.30	$1,020.90	$1,017.90

† Expenses are equal to the fund’s annualized expense ratio of 1.17% for Class A, 2.03% for Class B, 1.94% for
Class C, .82% for Class R and 1.42% for Class T; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
September 30, 2007 (Unaudited)

Common Stocks—99.3%	Shares	Value ($)

Aerospace & Defense—1.0%
Lockheed Martin	82,700	8,972,123
Consumer Discretionary—22.6%
Amazon.com	28,600 [a]	2,664,090
Big Lots	612,500 [a]	18,277,000
DailmerChrysler	183,838	18,420,567
Garmin	152,600	18,220,440
International Paper	191,400	6,865,518
J.C. Penney	303,600	19,239,132
McGraw-Hill Cos.	399,219	20,324,239
Newell Rubbermaid	645,900	18,614,838
Starwood Hotels & Resorts Worldwide	337,400	20,497,050
Time Warner	743,688	13,654,112
Walgreen	509,200	24,054,608
Walt Disney	631,300	21,710,407
		202,542,001
Consumer Staples—1.8%
Safeway	497,676	16,478,052
Energy—10.0%
Diamond Offshore Drilling	115,900	13,130,311
ENSCO International	359,479	20,166,772
Noble	240,300	11,786,715
Smith International	455,712	32,537,837
Transocean	110,200 [a]	12,458,110
		90,079,745
Financial—9.4%
American International Group	291,900	19,747,035
Assurant	299,500	16,023,250
Charles Schwab	823,445	17,786,412
Lehman Brothers Holdings	203,522	12,563,413
Merrill Lynch & Co.	262,143	18,685,553
		84,805,663
Health Care—16.8%
Baxter International	380,200	21,397,656
Bristol-Myers Squibb	856,300	24,678,566
Express Scripts	241,600 [a]	13,486,112
Forest Laboratories	317,297 [a]	11,832,005
Medtronic	459,100	25,897,831

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Novo Nordisk, ADR	152,878	18,504,353
Schering-Plough	759,400	24,019,822
Stryker	155,692	10,705,382
		150,521,727
Industrial—8.0%
Manpower	274,500	17,664,075
Precision Castparts	200,941	29,735,249
Textron	210,700	13,107,647
Union Pacific	102,400	11,577,344
		72,084,315
Information Technology—22.0%
Apple	226,879 [a]	34,835,002
Applied Materials	873,606	18,083,644
Automatic Data Processing	424,500	19,497,285
Cisco Systems	590,805 [a]	19,561,554
Cognizant Technology Solutions, Cl. A	204,772 [a]	16,334,662
Hewlett-Packard	389,625	19,399,429
KLA-Tencor	214,400	11,959,232
MEMC Electronic Materials	218,800 [a]	12,878,568
Microsoft	538,534	15,865,212
Network Appliance	418,755 [a]	11,268,697
Symantec	884,657 [a]	17,144,653
		196,827,938
Materials—3.1%
BHP Billiton, ADR	192,900	15,161,940
Crown Holdings	267,800 [a]	6,095,128
Manitowoc	156,000	6,907,680
		28,164,748
Telecommunication Services—3.3%
NII Holdings	146,700 [a]	12,051,405
Qwest Communications International	1,969,500 [a]	18,040,620
		30,092,025
Utilities—1.3%
Constellation Energy Group	138,300	11,864,757
Total Common Stocks
(cost $831,415,965)		892,433,094

8

Other Investment—1.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $15,032,000)	15,032,000 [b]	15,032,000

Total Investments (cost $846,447,965)	101.0%	907,465,094
Liabilities, Less Cash and Receivables	(1.0%)	(8,735,210)
Net Assets	100.0%	898,729,884

ADR—American Depository Receipts
[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Consumer Discretionary	22.6	Materials	3.1
Information Technology	22.0	Consumer Staples	1.8
Health Care	16.8	Money Market Investment	1.7
Energy	10.0	Utilities	1.3
Financial	9.4	Aerospace & Defense	1.0
Industrial	8.0
Telecommunication Services	3.3		101.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	831,415,965	892,433,094
Affiliated issuers	15,032,000	15,032,000
Receivable for investment securities sold		9,528,996
Dividends and interest receivable		515,950
Receivable for shares of Beneficial Interest subscribed		488,332
Prepaid expenses		50,130
		918,048,502

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		987,355
Cash overdraft due to Custodian		1,216,793
Payable for investment securities purchased		13,158,927
Payable for shares of Beneficial Interest redeemed		3,646,158
Accrued expenses		309,385
		19,318,618

Net Assets ($)		898,729,884

Composition of Net Assets ($):
Paid-in capital		745,324,984
Accumulated Investment (loss)—net		(1,545,701)
Accumulated net realized gain (loss) on investments		93,933,472
Accumulated net unrealized appreciation
(depreciation) on investments		61,017,129

Net Assets ($)		898,729,884

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	557,469,544	56,066,898	152,075,438	44,402,156	88,715,848
Shares Outstanding	22,376,287	2,398,645	6,484,148	1,771,568	3,591,166

Net Asset Value
Per Share ($)	24.91	23.37	23.45	25.06	24.70

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2007 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $142,765 foreign taxes withheld at source):
Unaffiliated issuers	5,410,983
Affiliated issuers	248,012
Income from securities lending	33,774
Total Income	5,692,769
Expenses:
Management fee—Note 3(a)	4,024,582
Shareholder servicing costs—Note 3(c)	2,002,144
Distribution fees—Note 3(b)	997,661
Custodian fees—Note 3(c)	46,425
Registration fees	42,154
Trustees’ fees and expenses—Note 3(d)	40,075
Prospectus and shareholders’ reports	35,237
Professional fees	24,912
Miscellaneous	25,280
Total Expenses	7,238,470
Investment (Loss)—Net	(1,545,701)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	83,981,404
Net unrealized appreciation (depreciation) on investments	1,074,184
Net Realized and Unrealized Gain (Loss) on Investments	85,055,588
Net Increase in Net Assets Resulting from Operations	83,509,887

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited) [a]	March 31, 2007

Operations ($):
Investment (loss)—net	(1,545,701)	(463,484)
Net realized gain (loss) on investments	83,981,404	10,155,110
Net unrealized appreciation
(depreciation) on investments	1,074,184	(25,394,898)
Net Increase (Decrease) in Net Assets
Resulting from Operations	83,509,887	(15,703,272)

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	—	(36,037,277)
Class B shares	—	(3,942,822)
Class C shares	—	(8,959,692)
Class I shares	—	(2,292,688)
Class T shares	—	(6,543,481)
Total Dividends	—	(57,775,960)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	31,790,769	497,379,385
Class B shares	415,367	11,841,475
Class C shares	7,674,379	82,185,146
Class I shares	3,702,637	16,240,763
Class T shares	4,221,095	31,390,662
Dividends reinvested:
Class A shares	—	33,727,134
Class B shares	—	3,504,978
Class C shares	—	6,772,731
Class I shares	—	2,260,555
Class T shares	—	6,205,737
Cost of shares redeemed:
Class A shares	(317,387,032)	(301,952,235)
Class B shares	(13,538,621)	(24,422,950)
Class C shares	(54,038,732)	(46,271,094)
Class I shares	(7,061,660)	(19,443,954)
Class T shares	(34,056,280)	(57,146,367)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(378,278,078)	242,271,966
Total Increase (Decrease) in Net Assets	(294,768,191)	168,792,734

Net Assets ($):
Beginning of Period	1,193,498,075	1,024,705,341
End of Period	898,729,884	1,193,498,075
Accumulated investment (loss)—net	(1,545,701)	—

12

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited) [a]	March 31, 2007

Capital Share Transactions:
Class A [b]
Shares sold	1,322,025	21,669,195
Shares issued for dividends reinvested	—	1,506,532
Shares redeemed	(13,204,542)	(13,341,745)
Net Increase (Decrease) in Shares Outstanding	(11,882,517)	9,833,982

Class B [b]
Shares sold	18,485	517,185
Shares issued for dividends reinvested	—	164,445
Shares redeemed	(598,155)	(1,132,280)
Net Increase (Decrease) in Shares Outstanding	(579,670)	(450,650)

Class C
Shares sold	338,003	3,736,305
Shares issued for dividends reinvested	—	317,972
Shares redeemed	(2,382,412)	(2,150,134)
Net Increase (Decrease) in Shares Outstanding	(2,044,409)	1,904,143

Class I
Shares sold	155,759	695,553
Shares issued for dividends reinvested	—	100,738
Shares redeemed	(290,696)	(850,712)
Net Increase (Decrease) in Shares Outstanding	(134,937)	(54,421)

Class T
Shares sold	176,915	1,366,358
Shares issued for dividends reinvested	—	278,285
Shares redeemed	(1,426,777)	(2,533,842)
Net Increase (Decrease) in Shares Outstanding	(1,249,862)	(889,199)

[a] Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b] During the period ended September 30, 2007, 62,915 Class B shares representing $1,425,503 were automatically converted to 59,192 Class A shares and during the period ended March 31, 2007, 149,681 Class B sahres representing $3,284,363 were automatically converted to 141,375 Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio (Alpha Growth Portfolio), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C and T shares thereafter. Before the fund commenced operations, substantially all of the assets of the Alpha Growth Portfolio were transferred to the fund in exchange for Class B, C and T shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

	Six Months Ended
	September 30, 2007	Year Ended March 31,

Class A Shares	(Unaudited)	2007	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	23.02	24.58	19.82	17.62
Investment Operations:
Investment income (loss)—net [b]	(.01)	.03	.01	(.01)
Net realized and unrealized
gain (loss) on investments	1.90	(.47)	4.79	2.21
Total from Investment Operations	1.89	(.44)	4.80	2.20
Distributions:
Dividends from net realized
gain on investments	—	(1.12)	(.04)	—
Net asset value, end of period	24.91	23.02	24.58	19.82

Total Return (%) [c]	8.21[d]	(1.66)	24.20	12.49[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.17[e]	1.14	1.17	1.15[d]
Ratio of net expenses
to average net assets	1.17[e]	1.14	1.17	1.15[d]
Ratio of net investment income
(loss) to average net assets	(.11)[e]	.15	.04	(.04)[d]
Portfolio Turnover Rate	81.31[d]	186.08	128.55	87.73

Net Assets, end of period ($ x 1,000)	557,470	788,639	600,414	90,122

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

14

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class B Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	21.69	23.42	19.02	20.32	15.17	18.41
Investment Operations:
Investment (loss)—net	(.11)[a]	(.14)[a]	(.16)[a]	(.13)[a]	(.10)	(.08)
Net realized and unrealized
gain (loss) on investments	1.79	(.47)	4.60	.58	5.25	(3.16)
Total from Investment Operations	1.68	(.61)	4.44	.45	5.15	(3.24)
Distributions:
Dividends from net realized
gain on investments	—	(1.12)	(.04)	(1.75)	—	—
Net asset value, end of period	23.37	21.69	23.42	19.02	20.32	15.17

Total Return (%) [b]	7.79[c]	(2.50)	23.33	3.08	33.95	(17.60)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.03[d]	1.95	1.97	2.00	2.17	2.46
Ratio of net expenses
to average net assets	2.03[d]	1.95	1.90	1.90	1.90	1.90
Ratio of net investment (loss)
to average net assets	(.96)[d]	(.67)	(.74)	(.74)	(.61)	(.65)
Portfolio Turnover Rate	81.31[c]	186.08	128.55	87.73	92.58	185.33

Net Assets, end of period
($ x 1,000)	56,067	64,606	80,297	39,215	31,840	16,059

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through
April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class C Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	21.75	23.47	19.06	20.35	15.19	18.42
Investment Operations:
Investment (loss)—net	(.10)[a]	(.14)[a]	(.15)[a]	(.14)[a]	(.09)	(.06)
Net realized and unrealized
gain (loss) on investments	1.80	(.46)	4.60	.60	5.25	(3.17)
Total from Investment Operations	1.70	(.60)	4.45	.46	5.16	(3.23)
Distributions:
Dividends from net realized
gain on investments	—	(1.12)	(.04)	(1.75)	—	—
Net asset value, end of period	23.45	21.75	23.47	19.06	20.35	15.19

Total Return (%) [b]	7.81[c]	(2.41)	23.33	3.13	33.97	(17.54)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.94[d]	1.92	1.94	1.98	2.17	2.46
Ratio of net expenses
to average net assets	1.94[d]	1.92	1.90	1.90	1.90	1.90
Ratio of net investment (loss)
to average net assets	(.87)[d]	(.64)	(.72)	(.74)	(.61)	(.63)
Portfolio Turnover Rate	81.31[c]	186.08	128.55	87.73	92.58	185.33

Net Assets, end of period
($ x 1,000)	152,075	185,538	155,483	51,470	34,134	13,236

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through
April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

16

	Six Months Ended September 30, 2007

		Year Ended March 31,

Class I Shares	(Unaudited) [a]	2007	2006	2005 [b]

Per Share Data ($):
Net asset value, beginning of period	23.12	24.60	19.80	17.62
Investment Operations:
Investment income—net [c]	.03	.11	.09	.04
Net realized and unrealized
gain (loss) on investments	1.91	(.47)	4.75	2.14
Total from Investment Operations	1.94	(.36)	4.84	2.18
Distributions:
Dividends from net realized
gain on investments	—	(1.12)	(.04)	—
Net asset value, end of period	25.06	23.12	24.60	19.80

Total Return (%)	8.39[d]	(1.33)	24.43	12.37[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.82[e]	.81	.90	.86[d]
Ratio of net expenses
to average net assets	.82[e]	.81	.90	.86[d]
Ratio of net investment income
to average net assets	.26[e]	.47	.38	.20[d]
Portfolio Turnover Rate	81.31[d]	186.08	128.55	87.73

Net Assets, end of period ($ x 1,000)	44,402	44,073	48,246	2,605

[a] Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b] From May 1, 2004 (commencement of operations) to March 31, 2005.
[c] Based on average shares outstanding at each month end.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class T Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	22.86	24.48	19.78	20.95	15.57	18.84
Investment Operations:
Investment (loss)—net	(.04)[a]	(.03)[a]	(.06)[a]	(.05)[a]	(.02)	(.02)
Net realized and unrealized
gain (loss) on investments	1.88	(.47)	4.80	.63	5.40	(3.25)
Total from Investment Operations	1.84	(.50)	4.74	.58	5.38	(3.27)
Distributions:
Dividends from net realized
gain on investments	—	(1.12)	(.04)	(1.75)	—	—
Net asset value, end of period	24.70	22.86	24.48	19.78	20.95	15.57

Total Return (%) [b]	8.09[c]	(1.93)	23.95	3.66	34.55	(17.36)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.42[d]	1.42	1.40	1.45	1.67	1.96
Ratio of net expenses
to average net assets	1.42[d]	1.42	1.40	1.40	1.40	1.40
Ratio of net investment (loss)
to average net assets	(.36)[d]	(.13)	(.27)	(.25)	(.11)	(.15)
Portfolio Turnover Rate	81.31[c]	186.08	128.55	87.73	92.58	185.33

Net Assets, end of period
($ x 1,000)	88,716	110,642	140,266	122,177	108,361	39,817

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through
April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Alpha Growth Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers six series, including the fund.The fund’s investment objective seeks capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

The fund’s Board of Trustees approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007.The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset

20

value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15,2007 and interim periods within those fiscal years.Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation

22

of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2007 was as follows: ordinary income $29,860,982 and long term capital gains $27,914,978.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The funds participate with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended September 30, 2007, the fund did not borrow under the line of credit.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Management Agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus paid BSAM a fee payable monthly at the annual rate of .25% of the value of the fund’s average daily net assets through September 17, 2007. The Sub-Investment Advisory Agreement was terminated by the Board effective September 17, 2007.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended September 30, 2007, the Distributor retained $31,940 and $1,105 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $123,509 and $31,101 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 % of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2007, Class B, Class C and Class T shares were charged $227,230, $646,379 and $124,052, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2007, Class A, Class B, Class C and Class T shares were charged $869,566, $75,743, $215,460 and $124,052, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2007, the fund was charged $191,424 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2007, the fund was charged $46,425 pursuant to the custody agreement.

24

During the period ended September 30, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $562,809, Rule 12b-1 distribution plan fees $146,503, shareholder services plan fees $178,734, custodian fees $30,960, chief compliance officer $2,411 and transfer agency per account fees $65,938.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2007, amounted to $854,108,931 and $1,224,306,649, respectively.

At September 30, 2007, accumulated net unrealized appreciation on investments was $61,017,129, consisting of $89,438,265 gross unrealized appreciation and $28,421,136 gross unrealized depreciation.

At September 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Dreyfus Premier
Intrinsic Value Fund

SEMIANNUAL REPORT September 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Intrinsic Value Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Intrinsic Value Fund, covering the six-month period from April 1, 2007, through September 30, 2007.

An intensifying credit crisis over the summer of 2007 produced heightened turbulence in U.S. financial markets. As credit concerns spread from the sub-prime mortgage sector of the bond market to other areas of the financial markets, investors’ appetite for risk shifted from ample to cautious.This change led to sharp stock market declines in July and early August. However, rate cuts from the Federal Reserve Board (the “Fed”) in August and September seemed to restore investor confidence, and some equity market indices ended the reporting period near their all-time highs.

It appears that the downside risks to the U.S. economy have increased, with the housing recession and consumer slowdown likely to be more intense than previously expected. Plus, a weakening U.S. dollar and rising commodities and energy prices have given the Fed the daunting task of balancing both inflationary concerns and the risk of an economic slowdown simultaneously. In our view, we believe that the U.S. economy is still quite resilient and the Fed’s recent actions are likely to continue to produce opportunities for some market sectors and additional challenges for others. Since each investor’s situation is unique, we encourage you to talk about these investment matters with your financial advisor, who can help you make the right adjustments for your portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
October 15, 2007

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2007, through September 30, 2007, as provided by James G. McCluskey, CFA, and Jeffrey Simon, Portfolio Managers, of Bear Stearns Asset Management Inc., Sub-Investment Adviser

Fund and Market Performance Overview

Despite bouts of heightened volatility stemming from a summertime credit crisis, domestic large-cap stocks posted respectable returns for the reporting period on the strength of generally healthy corporate earnings and optimism that lower short-term interest rates may help forestall a recession. The fund produced lower returns than its benchmark, primarily due to its relatively light exposure to energy stocks, which fared particularly well during the reporting period, and the effects of turmoil in the sub-prime mortgage market on holdings in the financials sector.

For the six-month period ended September 30, 2007, Dreyfus Premier Intrinsic Value Fund produced total returns of 3.95% for Class A shares, 3.49% for Class B shares, 3.56% for Class C shares, 4.11% for Class I shares and 3.83% for Class T shares.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 8.42% .2

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations, at the time of purchase, of more than $10 billion that we identify as value securities.

We use a “value approach” to investing.We look for equity securities that have relatively low price-to-book ratios, low price-to-earnings ratios or lower-than-average price-to-cash-flow ratios and dividend payments. We may consider factors such as a company’s earnings growth, dividend pay-out ratios, return on equity, new management and upcoming corporate restructuring, the general business cycle, the company’s position within a specific industry and the company’s responsiveness to changing conditions.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Stocks Advanced Despite Economic and Credit Concerns

Stocks rallied early in the reporting period amid moderate economic growth, stable short-term interest rates and rising corporate earnings. However, the market environment shifted dramatically in mid-June, when a credit crisis in the bond market’s sub-prime mortgage sector spread to other areas of the financial markets. Investors grew increasingly worried in July and August that the credit crunch and intensifying weakness in housing markets might produce a drag on the U.S. economy. In the ensuing market turbulence, newly risk-averse investors engaged in a “flight to quality,” and larger, growth-oriented companies returned to favor after several years of small-cap and value-oriented dominance.

The Federal Reserve Board (the “Fed”) attempted in mid-August to restore stability to the financial markets by reducing the discount rate, the interest rate it charges member banks for overnight loans.The Fed followed up in September with a reduction in the federal funds rate, which is the rate banks charge each other for overnight loans. These moves bolstered investor confidence, sparking a rally late in the reporting period that lifted some major stock market indices toward new record highs.

Good Results from Technology Stocks Were Offset by Weakness in Other Areas

While the fund participated in the market’s advance to a degree, its returns were held back by relatively lackluster results in several market sectors. Among financial services companies, mortgage lender Countrywide Financial declined sharply when several of its competitors went out of business during the sub-prime mortgage crisis.Although the stock later rebounded, it was not enough to fully offset earlier weakness. Other financial holdings, such as banking giant Citigroup, also lost value due to the credit crisis.

The fund’s underweighted position in the energy sector prevented it from participating fully in the sector’s gains when commodity prices surged higher. In the consumer discretionary area, home improvement retailer Home Depot fell due to the housing slump, mass merchandiser Wal-Mart Stores encountered worries that an economic slowdown might limit spending by lower- and middle-income consumers, and several homebuilders suffered in the declining housing market.

The fund achieved better results from the information technology sector, which represented one of the market’s brighter spots during the reporting period.The fund benefited from a modestly overweighted position compared to the benchmark and received strong contributions from technology leaders such as cellular handset maker Nokia, computing giant International Business Machines and computer hardware maker Hewlett-Packard.The fund also benefited from relatively light exposure to the utilities sector, which we generally regarded as too richly valued for our investment criteria.

Positioned for a Changing Economic Environment

If U.S. economic growth continues to moderate as we expect, companies in relatively economically sensitive industries may be hard pressed to maintain their recent growth rates. Therefore, we have generally favored non-cyclical companies that are likely to be less susceptible to a slowdown. As of the reporting period’s end, the fund held modestly overweighted positions in information technology stocks and, after they declined to more attractive valuations, financial stocks. On the other hand, the fund has maintained relatively light exposure to the energy and industrials sectors. In our judgment, these strategies position the fund well for the next phase of the economic cycle.

October 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost.
The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Intrinsic Value Fund from April 1, 2007 to September 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2007
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 6.22	$ 10.68	$ 10.03	$ 4.80	$ 7.59
Ending value (after expenses)	$1,039.50	$1,034.90	$1,035.60	$1,041.10	$1,038.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2007
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 6.16	$ 10.58	$ 9.92	$ 4.75	$ 7.52
Ending value (after expenses)	$1,018.90	$1,014.50	$1,015.15	$1,020.30	$1,017.55

† Expenses are equal to the fund’s annualized expense ratio of 1.22% for Class A, 2.10% for Class B, 1.97% for
Class C, .94% for Class I and 1.49% for Class T, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2007 (Unaudited)

Common Stocks—99.8%	Shares	Value ($)

Banking—18.5%
Bank of America	184,595	9,279,591
Citigroup	191,033	8,915,510
U.S. Bancorp	94,400	3,070,832
Wachovia	135,300	6,785,295
Wells Fargo & Co.	152,800	5,442,736
		33,493,964
Consumer Discretionary—14.3%
Centex	19,200 [a]	510,144
D.R. Horton	74,800 [a]	958,188
Gap	145,800	2,688,552
Home Depot	249,400	8,090,536
KB Home	43,800	1,097,628
McGraw-Hill Cos.	41,500	2,112,765
NIKE, Cl. B	22,300 [a]	1,308,118
Pulte Homes	34,100	464,101
Time Warner	49,800	914,328
TJX Cos	153,300	4,456,431
Viacom, Cl. B	82,900 [b]	3,230,613
		25,831,404
Consumer Staples—10.9%
Coca-Cola	82,200	4,724,034
Procter & Gamble	88,500	6,225,090
Wal-Mart Stores	200,700	8,760,555
		19,709,679
Financial—17.6%
Aflac	53,000	3,023,120
American International Group	130,600	8,835,090
Countrywide Financial	83,400 [a]	1,585,434
Freddie Mac	92,600	5,464,326
JPMorgan Chase & Co.	68,100	3,120,342
Morgan Stanley	62,200	3,918,600
Travelers Cos.	37,973	1,911,561
XL Capital, Cl. A	51,000	4,039,200
		31,897,673

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care—9.0%
Johnson & Johnson	119,800	7,870,860
Pfizer	137,300	3,354,239
Teva Pharmaceutical Industries, ADR	55,200	2,454,744
UnitedHealth Group	54,700	2,649,121
		16,328,964
Industrial—7.3%
3M	39,700	3,715,126
General Electric	229,300	9,493,020
		13,208,146
Information Technology—19.7%
Dell	167,300 [b]	4,617,480
Hewlett-Packard	109,300	5,442,047
International Business Machines	69,600 [a]	8,198,880
Microsoft	298,200	8,784,972
Nokia, ADR	148,900	5,647,777
Texas Instruments	81,600	2,985,744
		35,676,900
Telecommunication Services—2.5%
Sprint Nextel	234,700	4,459,300
Total Common Stocks
(cost $152,923,729)		180,606,030

Other Investment—.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $701,000)	701,000 [c]	701,000

Investment of Cash Collateral
for Securities Loaned—1.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,773,000)	2,773,000 [c]	2,773,000

Total Investments (cost $156,397,729)	101.7%	184,080,030
Liabilities, Less Cash and Receivables	(1.7%)	(3,057,902)
Net Assets	100.0%	181,022,128

ADR—American Depository Receipts
[a] All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund’s securities on loan is $12,139,315 and the total market value of the collateral held by the fund is $12,532,600, consisting of cash collateral of $2,773,000 and U.S. Government and agency securities valued at $9,759,600.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Information Technology	19.7	Health Care	9.0
Banking	18.5	Industrial	7.3
Financial	17.6	Telecommunication Services	2.5
Consumer Discretionary	14.3	Money Market Investments	1.9
Consumer Staples	10.9		101.7

†	Based on net assets.

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities-See Statement of Investments (including securities on loan, valued at $12,139,315)—Note 1(b):
Unaffiliated issuers	152,923,729	180,606,030
Affiliated issuers	3,474,000	3,474,000
Dividends and interest receivable		148,931
Receivable for shares of Beneficial Interest subscribed		11,505
Prepaid expenses		39,190
		184,279,656

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		187,250
Liability for securities on loan—Note 1(b)		2,773,000
Cash overdraft due to Custodian		13,635
Payable for shares of Beneficial Interest redeemed		181,333
Interest payable—Note 2		2,499
Accrued expenses		99,811
		3,257,528

Net Assets ($)		181,022,128

Composition of Net Assets ($):
Paid-in capital		137,611,502
Accumulated undistributed investment income—net		1,573,775
Accumulated net realized gain (loss) on investments		14,154,550
Accumulated net unrealized appreciation
(depreciation) on investments		27,682,301

Net Assets ($)		181,022,128

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	23,755,708	16,906,945	23,870,021	91,449,733	25,039,721
Shares Outstanding	1,026,185	750,260	1,050,965	3,879,074	1,073,922

Net Asset Value
Per Share ($)	23.15	22.53	22.71	23.58	23.32

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2007 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $31,126 foreign taxes withheld at source):
Unaffiliated issuers	2,343,804
Affiliated issuers	7,944
Income from securities lending	19,012
Total Income	2,370,760
Expenses:
Management fee—Note 3(a)	771,848
Shareholder servicing costs—Note 3(c)	234,108
Distribution fees—Note 3(b)	203,914
Registration fees	38,274
Professional fees	21,175
Prospectus and shareholders’ reports	16,100
Interest expense—Note 2	9,509
Custodian fees—Note 3(c)	8,065
Trustees’ fees and expenses—Note 3(d)	7,504
Miscellaneous	12,235
Total Expenses	1,322,732
Investment Income—Net	1,048,028

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,591,457
Net unrealized appreciation (depreciation) on investments	885,684
Net Realized and Unrealized Gain (Loss) on Investments	7,477,141
Net Increase in Net Assets Resulting from Operations	8,525,169

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited) [a]	March 31, 2007

Operations ($):
Investment income—net	1,048,028	1,728,517
Net realized gain (loss) on investments	6,591,457	17,117,379
Net unrealized appreciation
(depreciation) on investments	885,684	2,595,308
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,525,169	21,441,204

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	—	(209,565)
Class I shares	—	(1,576,085)
Class T shares	—	(99,280)
Net realized gain on investments:
Class A shares	—	(1,235,114)
Class B shares	—	(1,988,607)
Class C shares	—	(1,941,321)
Class I shares	—	(7,571,348)
Class T shares	—	(2,358,622)
Total Dividends	—	(16,979,942)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	3,520,737	13,480,194
Class B shares	67,257	2,890,104
Class C shares	499,793	2,335,524
Class I shares	6,617,692	24,927,955
Class T shares	129,918	1,122,810

12

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited) [a]	March 31, 2007

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	—	1,367,152
Class B shares	—	1,781,190
Class C shares	—	1,738,331
Class I shares	—	8,764,764
Class T shares	—	2,292,707
Cost of shares redeemed:
Class A shares	(2,510,434)	(5,654,247)
Class B shares	(4,753,272)	(12,975,347)
Class C shares	(3,023,231)	(5,067,731)
Class I shares	(31,280,747)	(20,991,027)
Class T shares	(6,348,502)	(8,791,513)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(37,080,789)	7,220,866
Total Increase (Decrease) in Net Assets	(28,555,620)	11,682,128

Net Assets ($):
Beginning of Period	209,577,748	197,895,620
End of Period	181,022,128	209,577,748
Undistributed investment income—net	1,573,775	525,747

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited) [a]	March 31, 2007

Capital Share Transactions:
Class A [b]
Shares sold	151,738	587,154
Shares issued for dividends reinvested	—	61,837
Shares redeemed	(107,723)	(256,488)
Net Increase (Decrease) in Shares Outstanding	44,015	392,503

Class B [b]
Shares sold	2,913	131,700
Shares issued for dividends reinvested	—	83,484
Shares redeemed	(209,561)	(587,301)
Net Increase (Decrease) in Shares Outstanding	(206,648)	(372,117)

Class C
Shares sold	21,783	105,545
Shares issued for dividends reinvested	—	80,746
Shares redeemed	(132,304)	(232,527)
Net Increase (Decrease) in Shares Outstanding	(110,521)	(46,236)

Class I
Shares sold	284,023	1,093,059
Shares issued for dividends reinvested	—	393,942
Shares redeemed	(1,324,110)	(929,509)
Net Increase (Decrease) in Shares Outstanding	(1,040,087)	557,492

Class T
Shares sold	5,603	49,332
Shares issued for dividends reinvested	—	104,195
Shares redeemed	(266,305)	(390,943)
Net Increase (Decrease) in Shares Outstanding	(260,702)	(237,416)

[a] Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b] During the period ended September 30, 2007, 31,453 Class B shares representing $719,139 were automatically converted to 30,696 Class A shares and during the period ended March 31, 2007, 133,324 Class B shares representing $3,049,292 were automatically converted to 129,933 Class A shares

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, I and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio (“Intrinsic Value Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, I and T shares thereafter. Before the fund commenced operations, substantially all of the assets of the Intrinsic Value Portfolio were transferred to the fund in exchange for Class B, C, I and T shares in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

	Six Months Ended September 30, 2007

		Year Ended March 31,

Class A Shares	(Unaudited)	2007	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	22.27	21.80	21.81	20.80
Investment Operations:
Investment income—net [b]	.13	.21	.23	.19
Net realized and unrealized
gain (loss) on investments	.75	2.22	1.57	1.51
Total from Investment Operations	.88	2.43	1.80	1.70
Distributions:
Dividends from investment income—net	—	(.28)	(.20)	(.19)
Dividends from net realized
gain on investments	—	(1.68)	(1.61)	(.50)
Total Distributions	—	(1.96)	(1.81)	(.69)
Net asset value, end of period	23.15	22.27	21.80	21.81

Total Return (%) [c]	3.95[d]	11.50	8.36	8.12[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.22[e]	1.19	1.07	1.32[d]
Ratio of net expenses to average net assets	1.22[e]	1.19	1.07	1.32[d]
Ratio of net investment income
to average net assets	1.10[e]	.95	1.05	.77[d]
Portfolio Turnover Rate	5.60[d]	44.30	47.57	69.29

Net Assets, end of period ($ x 1,000)	23,756	21,874	12,855	8,622

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class B Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	21.78	21.27	21.31	20.67	14.50	19.65
Investment Operations:
Investment income—net	.02[a]	.03[a]	.03[a]	.06[a]	.00[b]	.05
Net realized and unrealized
gain (loss) on investments	.73	2.16	1.54	1.20	6.20	(5.16)
Total from Investment Operations	.75	2.19	1.57	1.26	6.20	(5.11)
Distributions:
Dividends from
investment income—net	—	—	—	(.11)	(.03)	(.04)
Dividends from net realized
gain on investments	—	(1.68)	(1.61)	(.51)	—	—
Total Distributions	—	(1.68)	(1.61)	(.62)	(.03)	(.04)
Net asset value, end of period	22.53	21.78	21.27	21.31	20.67	14.50

Total Return (%) [c]	3.49[d]	10.61	7.45	6.07	42.79	(26.02)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.10[e]	2.01	1.96	2.01	2.32	2.43
Ratio of net expenses
to average net assets	2.10[e]	2.01	1.96	2.00	2.00	2.00
Ratio of net investment income
to average net assets	.20[e]	.15	.13	.29	.09	.45
Portfolio Turnover Rate	5.60[d]	44.30	47.57	69.29	53.78	52.98

Net Assets, end of period
($ x 1,000)	16,907	20,838	28,265	32,993	19,990	10,489

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through
April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.

16

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class C Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	21.93	21.40	21.42	20.79	14.58	19.74
Investment Operations:
Investment income—net	.04[a]	.04[a]	.04[a]	.06[a]	.01	.06
Net realized and unrealized
gain (loss) on investments	.74	2.17	1.55	1.18	6.24	(5.18)
Total from Investment Operations	.78	2.21	1.59	1.24	6.25	(5.12)
Distributions:
Dividends from
investment income—net	—	—	(.00)[b]	(.10)	(.04)	(.04)
Dividends from net realized
gain on investments	—	(1.68)	(1.61)	(.51)	—	—
Total Distributions	—	(1.68)	(1.61)	(.61)	(.04)	(.04)
Net asset value, end of period	22.71	21.93	21.40	21.42	20.79	14.58

Total Return (%) [c]	3.56[d]	10.64	7.52	5.97	42.86	(25.95)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.97[e]	1.96	1.92	2.00	2.32	2.43
Ratio of net expenses
to average net assets	1.97[e]	1.96	1.92	1.98	2.00	2.00
Ratio of net investment income
to average net assets	.33[e]	.20	.17	.30	.09	.44
Portfolio Turnover Rate	5.60[d]	44.30	47.57	69.29	53.78	52.98

Net Assets, end of period
($ x 1,000)	23,870	25,474	25,840	27,263	21,324	11,123

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through
April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class I Shares †	(Unaudited)[a]	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	22.65	22.15	22.12	21.43	14.97	20.17
Investment Operations:
Investment income—net	.16[b]	.28[b]	.27[b]	.31[b]	.16	.22
Net realized and unrealized
gain (loss) on investments	.77	2.25	1.61	1.21	6.47	(5.23)
Total from Investment Operations	.93	2.53	1.88	1.52	6.63	(5.01)
Distributions:
Dividends from
investment income—net	—	(.35)	(.24)	(.32)	(.17)	(.19)
Dividends from net realized
gain on investments	—	(1.68)	(1.61)	(.51)	—	—
Total Distributions	—	(2.03)	(1.85)	(.83)	(.17)	(.19)
Net asset value, end of period	23.58	22.65	22.15	22.12	21.43	14.97

Total Return (%)	4.11[c]	11.82	8.61	7.09	44.41	(24.92)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[d]	.95	.88	.94	1.32	1.43
Ratio of net expenses
to average net assets	.94[d]	.95	.88	.93	1.00	1.00
Ratio of net investment income
to average net assets	1.36[d]	1.21	1.20	1.37	1.09	1.44
Portfolio Turnover Rate	5.60[c]	44.30	47.57	69.29	53.78	52.98

Net Assets, end of period
($ x 1,000)	91,450	111,415	96,615	113,478	27,109	20,931

† Represents information for Class Y shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through
April 30, 2004.
[a] Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

18

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class T Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	22.46	21.83	21.82	21.14	14.81	20.04
Investment Operations:
Investment income—net	.10[a]	.16[a]	.15[a]	.17[a]	.09	.14
Net realized and unrealized
gain (loss) on investments	.76	2.22	1.58	1.22	6.35	(5.26)
Total from Investment Operations	.86	2.38	1.73	1.39	6.44	(5.12)
Distributions:
Dividends from
investment income—net	—	(.07)	(.11)	(.20)	(.11)	(.11)
Dividends from net realized
gain on investments	—	(1.68)	(1.61)	(.51)	—	—
Total Distributions	—	(1.75)	(1.72)	(.71)	(.11)	(.11)
Net asset value, end of period	23.32	22.46	21.83	21.82	21.14	14.81

Total Return (%) [b]	3.83[c]	11.24	8.02	6.55	43.53	(25.60)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.49[d]	1.47	1.42	1.50	1.82	1.93
Ratio of net expenses
to average net assets	1.49[d]	1.47	1.42	1.48	1.50	1.50
Ratio of net investment income
to average net assets	.83[d]	.69	.67	.79	.59	.93
Portfolio Turnover Rate	5.60[c]	44.30	47.57	69.29	53.78	52.98

Net Assets, end of period
($ x 1,000)	25,040	29,977	34,320	40,709	41,250	17,734

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through
April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Intrinsic Value Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers six series,including the fund. The fund’s investment objective seeks capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

The fund’s Board of Trustees approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007.The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the

20

classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

22

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2007 were as follows: ordinary income $2,801,090 and long-term capital gains $14,178,852.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the line of credit during the period ended September 30, 2007 was approximately $330,100, with a related weighted average annualized interest rate of 5.75% ..

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Management Agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

24

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .25% of the value of the fund’s average daily net assets.

During the period ended September 30, 2007, the Distributor retained $2,385 and $293 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $14,218 and $1,051 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2007, Class B, Class C and Class T shares were charged $73,087, $95,761 and $35,066, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 31, 2007, Class A, Class B, Class C and Class T shares were charged $29,294, $24,363, $31,920 and $35,066, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended September 30, 2007, the fund was charged $51,580 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2007, the fund was charged $8,065 pursuant to the custody agreement.

During the period ended September 30, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $112,247, Rule 12b-1 distribution plan fees $30,387, shareholder services plan fees $18,404, custodian fees $6,519, chief compliance officer fees $2,411 and transfer agency per account fees $17,282.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2007, amounted to $11,367,410 and $47,604,173, respectively.

At September 30, 2007, accumulated net unrealized appreciation on investments was $27,682,301, consisting of $32,395,073 gross unrealized appreciation and $4,712,772 gross unrealized depreciation.

At September 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Dreyfus Premier
S&P STARS Fund

SEMIANNUAL REPORT September 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
27	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
S&P STARS Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier S&P STARS Fund, covering the six-month period from April 1, 2007, through September 30, 2007.

An intensifying credit crisis over the summer of 2007 produced heightened turbulence in U.S. financial markets. As credit concerns spread from the sub-prime mortgage sector of the bond market to other areas of the financial markets, investors’ appetite for risk shifted from ample to cautious.This change led to sharp stock market declines in July and early August. However, rate cuts from the Federal Reserve Board (the “Fed”) in August and September seemed to restore investor confidence, and some equity market indices ended the reporting period near their all-time highs.

It appears that the downside risks to the U.S. economy have increased, with the housing recession and consumer slowdown likely to be more intense than previously expected. Plus, a weakening U.S. dollar and rising commodities and energy prices have given the Fed the daunting task of balancing both inflationary concerns and the risk of an economic slowdown simultaneously. In our view, we believe that the U.S. economy is still quite resilient and the Fed’s recent actions are likely to continue to produce opportunities for some market sectors and additional challenges for others. Since each investor’s situation is unique, we encourage you to talk about these investment matters with your financial advisor, who can help you make the right adjustments for your portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
October 15, 2007

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of April 1, 2007, through September 30, 2007, as provided by Robert Natale, Portfolio Manager, of Bear Stearns Asset Management Inc., Sub-Investment Adviser

Market and Fund Performance Overview

Stock markets were buffeted by changes in investor sentiment during the reporting period. Nevertheless, positive momentum from continued U.S. and global economic growth and healthy corporate earnings generally prevailed over concerns regarding inflationary pressures, a downturn in the U.S. housing market, a credit crisis in fixed-income markets and evidence that economic growth might be slowing.These conditions proved more favorable for growth-oriented stocks than their value-oriented counterparts, benefitting many of the fund’s investments, particularly in the financial, industrial and utility sectors. However, disappointing stock selections in the consumer and energy areas, exacerbated by mildly overweighted exposure to consumer discretionary stocks, undermined the fund’s returns relative to its benchmark.

For the six-month period ended September 30, 2007, Dreyfus Premier S&P STARS Fund produced total returns of 5.68% for Class A shares, 5.21% for Class B shares, 5.25% for Class C shares, 5.86% for Class I shares and 5.53% for Class T shares.1 These returns lagged the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), which produced a total return of 8.42% for the same period. In addition, the Russell 1000 Growth Index produced a total return of 11.35% for the same period.2,3

The Fund’s Investment Approach

The fund seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index. To pursue this goal, we employed the Standard & Poor’s STock Appreciation Ranking System (or “STARS”), S&P’s proprietary stock research rating system.We generally use STARS to identify common stocks in the highest categories (5 and 4 STARS) for purchase, and in the lowest category (1 and 2 STARS) for occasional short-selling. We independently analyze the stocks and identify for purchase those it believes have the greatest potential for growth and are reasonably priced.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

A Challenging Environment for Consumer-Related Stocks

Despite heightened volatility in July and August stemming from a credit crisis in U.S. fixed-income markets, stocks generally advanced during the reporting period on the strength of ongoing domestic and global economic growth, which helped support corporate earnings in a variety of industry groups. However, consumer-oriented stocks were hurt late in the reporting period by concerns that high fuel prices and the housing market slump might negatively affect consumer spending patterns. As a result, the consumer discretionary sector lost value. Although the fund focused its consumer discretionary investments on media companies and restaurants, which were less affected by the downturn than areas such as retailing and household durables, mildly overweighted exposure to the sector as a whole detracted from returns.

The fund’s performance also suffered from disappointing returns among a few individual holdings. Most notably, family-style restaurant chain owner and operator Denny’s Corp. lost ground due to concerns that the chain’s moderate-income customers might reduce spending, and that a weakening real estate market could undermine the company’s planned property sales.

Underperformance relative to the benchmark in the energy sector was driven largely by the fund’s focus on coal producers in anticipation of rising coal prices. However, unexpectedly cool weather constrained summer energy demand and caused coal prices to remain relatively weak, leading the fund to sell its positions in Peabody Energy and James River Coal Co.

Benefiting from an Emphasis on Large-Cap Growth

The fund’s investment approach focused on growth stocks with an emphasis on large-cap stocks, a strategy that boosted returns in the wake of the Federal Reserve Board’s (the “Fed”) decision to cut key interest rates in August and September 2007.The Fed’s actions, designed to protect the U.S. economy from turmoil in the housing and credit markets, heightened investor interest in large-cap growth companies.

The fund derived some of its strongest performance relative to the benchmark in the financials sector. Returns were bolstered by the fund’s reduced exposure to companies with business models dependent on sub-prime lending, and by good individual stock selections among commercial banks, large financial services conglomerates and insurers. Returns

4

also were boosted by favorable stock selections in the industrials sector, where we focused on aerospace companies, such as Precision Castparts and United Technologies, that were positioned to benefit from production of Boeing’s latest generation of jetliners, and increased defense work, respectively. Precision Castparts was sold during the reporting period.

Positioned for Further Growth

The Fed’s apparent determination to limit the impact of recent U.S.eco-nomic problems has created a more favorable environment for large-cap growth stocks.As of the end of the reporting period, we have positioned the fund to potentially benefit from this trend by emphasizing technology and health care, the largest sector components in the Russell 1000 Growth Index.The financial services and consumer discretionary sectors usually generate the best 12-month returns once the Fed eases rates. However, we have chosen not to overweight the two groups because of difficult headwinds which are likely to prevail through year end.

October 15, 2007

“Short-selling” refers to a strategy in which the fund sells a security it has borrowed in anticipation of repurchasing it at a lower price in the future, thereby realizing a gain.The fund may engage in short-selling trading, which involves selling a security it does not own in anticipation that the security’s price will decline and may expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2008, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC.— Each index reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.The Russell 1000
Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The indices do not take into account fees and expenses to which the fund is subject.
[3]	“Standard & Poor’s®,”“S&P®” and “STARS®” are trademarks of The McGraw-Hill
Companies, Inc., and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund and is not an index fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier S&P STARS Fund from April 1, 2007 to September 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2007
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 6.27	$ 10.62	$ 10.37	$ 4.53	$ 7.76
Ending value (after expenses)	$1,056.80	$1,052.10	$1,052.50	$1,058.60	$1,055.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2007
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 6.16	$ 10.43	$ 10.18	$ 4.45	$ 7.62
Ending value (after expenses)	$1,018.90	$1,014.65	$1,014.90	$1,020.60	$1,017.45

† Expenses are equal to the fund’s annualized expense ratio of 1.22% for Class A, 2.07% for Class B, 2.02% for
Class C, .88% for Class I and 1.51% for Class T; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
September 30, 2007 (Unaudited)

Common Stocks—100.4%	Shares	Value ($)

Consumer Discretionary—12.3%
Abercrombie & Fitch, Cl. A	320,000 [a]	25,824,000
Denny’s	5,650,000 [a,b,c]	22,600,000
Kohl’s	380,000 [b]	21,785,400
News, Cl. A	1,070,000	23,529,300
Nordstrom	500,000 [a]	23,445,000
Staples	940,000	20,200,600
		137,384,300
Consumer Staples—4.8%
Procter & Gamble	390,000	27,432,600
Walgreen	552,200	26,085,928
		53,518,528
Energy—9.6%
Chevron	290,000 [a]	27,138,200
Devon Energy	320,000 [a]	26,624,000
Noble	570,000	27,958,500
XTO Energy	420,000	25,972,800
		107,693,500
Financial—12.0%
Affiliated Managers Group	230,000 [a,b]	29,327,300
American International Group	350,000	23,677,500
Merrill Lynch & Co.	290,000	20,671,200
Moody’s	336,400 [a]	16,954,560
T. Rowe Price Group	520,000 [a]	28,958,800
Wachovia	290,700	14,578,605
		134,167,965
Health Care—18.1%
Abbott Laboratories	211,000	11,313,820
Cell Genesys	1,500,000 [a,b]	5,730,000
Genitope	760,000 [a,b]	3,404,800
Genzyme	390,000 [b]	24,164,400
Gilead Sciences	600,000 [a,b]	24,522,000
Hologic	430,000 [a,b]	26,230,000
McKesson	200,000	11,758,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Novartis, ADR	440,000	24,182,400
Schering-Plough	790,000	24,987,700
WellPoint	300,000 [b]	23,676,000
Zimmer Holdings	275,000 [b]	22,272,250
		202,241,370
Industrial—9.6%
Cummins	200,000	25,578,000
General Electric	680,000	28,152,000
Goodrich	390,000	26,609,700
United Technologies	340,000	27,363,200
		107,702,900
Information Technology—23.6%
Applied Materials	1,000,000 [a]	20,700,000
ASML Holding (NY Shares)	800,000 [b]	26,288,000
Cisco Systems	880,000 [a,b]	29,136,800
eBay	740,000 [b]	28,874,800
EMC/Massachusetts	1,200,000 [a,b]	24,960,000
Harris	470,000	27,161,300
NETGEAR	780,000 [a,b]	23,727,600
Oracle	1,470,000 [a,b]	31,825,500
Texas Instruments	730,000	26,710,700
ValueClick	1,140,000 [a,b]	25,604,400
		264,989,100
Internet Software & Services—4.2%
Apple	160,000 [a,b]	24,566,400
Google, Cl. A	40,000 [b]	22,690,800
		47,257,200
Materials—2.3%
Allegheny Technologies	230,000 [a]	25,288,500
Telecommunication Services—1.8%
Level 3 Communications	4,300,000 [a,b]	19,995,000
Utilities—2.1%
AES	1,200,000 [a,b]	24,048,000
Total Common Stocks
(cost $954,857,198)		1,124,286,363

8

Investment of Cash Collateral
for Securities Loaned—9.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $103,269,664)	103,269,664 [d]	103,269,664

Total Investments (cost $1,058,126,862)	109.6%	1,227,556,027
Liabilities, Less Cash and Receivables	(9.6%)	(107,929,721)
Net Assets	100.0%	1,119,626,306

ADR—American Depository Receipts
[a] All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund’s securities on loan is $102,545,689 and the total market value of the collateral held by the fund is $107,036,864, consisting of cash collateral of $103,269,664 and U.S. Government and Agency securities valued at $3,767,200.
[b] Non-income producing security.
[c] Investment in non-controlled affiliates (cost $24,722,276).
[d] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Information Technology	23.6	Consumer Staples	4.8
Health Care	18.1	Internet Software & Services	4.2
Consumer Discretionary	12.3	Materials	2.3
Financial	12.0	Utilities	2.1
Energy	9.6	Telecommunication Services	1.8
Industrial	9.6
Money Market Investment	9.2		109.6

†	Based on net assets.

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $102,545,689)—Note 1(b):
Unaffiliated issuers	954,857,198	1,124,286,363
Affiliated issuers	103,269,664	103,269,664
Receivable for investment securities sold		12,539,170
Receivable for shares of Beneficial Interest subscribed		725,247
Dividends and interest receivable		630,965
Prepaid expenses		12,960
		1,241,464,369

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,316,211
Cash overdraft due to Custodian		256,286
Liability for securities on loan—Note 1(b)		103,269,664
Bank loan payable—Note 2		7,015,000
Payable for investment securities purchased		6,816,447
Payable for shares of Beneficial Interest redeemed		1,802,556
Short sales dividend payable		90,000
Interest payable—Note 2		5,484
Accrued expenses		1,266,415
		121,838,063

Net Assets ($)		1,119,626,306

Composition of Net Assets ($):
Paid-in capital		1,477,333,816
Accumulated Investment (loss)—net		(4,476,897)
Accumulated net realized gain (loss) on investments		(522,659,778)
Accumulated net unrealized appreciation
(depreciation) on investments		169,429,165

Net Assets ($)		1,119,626,306

See notes to financial statements.

10

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	178,120,137	225,154,336	214,720,746	158,846,303	342,784,784
Shares Outstanding	5,146,619	6,925,103	6,605,414	4,352,375	9,987,215

Net Asset Value
Per Share ($)	34.61	32.51	32.51	36.50	34.32

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2007 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $92,830 foreign taxes witheld at source):
Unaffiliated issuers	4,100,618
Affiliated issuers	154,663
Income from securities lending	285,524
Total Income	4,540,805
Expenses:
Management fee—Note 3(a)	3,926,816
Distribution fees—Note 3(b)	2,207,840
Shareholder servicing costs—Note 3(c)	2,006,842
License fee—Note 3(a)	842,672
Dividends on securities sold short	90,000
Registration fees	44,172
Custodian fees—Note 3(c)	42,365
Trustees’ fees and expenses—Note 3(d)	40,931
Interest expense—Note 2	39,776
Professional fees	31,940
Prospectus and shareholders’ reports	6,289
Miscellaneous	18,937
Total Expenses	9,298,580
Less—reduction in management fee due to undertaking—Note 3(a)	(280,481)
Less—reduction in custody fees due to earnings credits—Note 1(b)	(397)
Net Expenses	9,017,702
Investment (Loss)—Net	(4,476,897)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Long transactions:
Unaffiliated issuers	44,353,881
Affiliated issuers	59,221
Short sale transactions	3,592,509
Net Realized Gain (Loss)	48,005,611
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	21,523,267
Affiliated issuers	(5,155,775)
Net Unrealized Appreciation (Depreciation)	16,367,492
Net Realized and Unrealized Gain (Loss) on Investments	64,373,103
Net Increase in Net Assets Resulting from Operations	59,896,206

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited) [a]	March 31, 2007

Operations ($):
Investment (loss)—net	(4,476,897)	(9,258,408)
Net realized gain (loss) on investments	48,005,611	117,269,963
Net unrealized appreciation
(depreciation) on investments	16,367,492	(49,142,836)
Net Increase (Decrease) in Net Assets
Resulting from Operations	59,896,206	58,868,719

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	86,444,003	80,974,502
Class B shares	1,782,811	3,314,296
Class C shares	6,762,299	9,936,642
Class I shares	9,848,423	16,237,590
Class T shares	4,114,853	9,972,257
Cost of shares redeemed:
Class A shares	(18,608,904)	(19,668,183)
Class B shares	(59,054,755)	(103,921,940)
Class C shares	(25,426,009)	(54,821,203)
Class I shares	(11,861,431)	(26,761,363)
Class T shares	(44,327,623)	(103,186,402)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(50,326,333)	(187,923,804)
Total Increase (Decrease) in Net Assets	9,569,873	(129,055,085)

Net Assets ($):
Beginning of Period	1,110,056,433	1,239,111,518
End of Period	1,119,626,306	1,110,056,433
Accumulated investment (loss)—net	(4,476,897)	—

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited) [a]	March 31, 2007

Capital Share Transactions:
Class A [b]
Shares sold	2,567,074	2,618,993
Shares redeemed	(550,377)	(645,135)
Net Increase (Decrease) in Shares Outstanding	2,016,697	1,973,858

Class B [b]
Shares sold	56,133	114,085
Shares redeemed	(1,859,717)	(3,588,741)
Net Increase (Decrease) in Shares Outstanding	(1,803,584)	(3,474,656)

Class C
Shares sold	211,635	342,053
Shares redeemed	(796,836)	(1,900,327)
Net Increase (Decrease) in Shares Outstanding	(585,201)	(1,558,274)

Class I
Shares sold	280,229	498,767
Shares redeemed	(332,712)	(832,122)
Net Increase (Decrease) in Shares Outstanding	(52,483)	(333,355)

Class T
Shares sold	122,021	326,765
Shares redeemed	(1,317,472)	(3,405,343)
Net Increase (Decrease) in Shares Outstanding	(1,195,451)	(3,078,578)

[a] Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b] During the period ended September 30, 2007, 382,132 Class B shares representing $12,171,528, were automatically converted to 359,796 Class A shares and during the period ended March 31, 2007, 381,282 Class
B shares representing $11,591,133 were automatically converted to 360,483 Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, I and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns S&P STARS Portfolio (“S&P STARS Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, I and T shares thereafter. Before the fund commenced operations, substantially all of the assets of the S&P STARS Portfolio were transferred to the fund in exchange for Class B, C, I and T shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested. These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

	Six Months Ended September 30, 2007

		Year Ended March 31,

Class A Shares	(Unaudited)	2007	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	32.75	30.78	25.60	22.28
Investment Operations:
Investment (loss)—net [b]	(.07)	(.10)	(.11)	(.08)
Net realized and unrealized
gain (loss) on investments	1.93	2.07	5.29	3.40
Total from Investment Operations	1.86	1.97	5.18	3.32
Net asset value, end of period	34.61	32.75	30.78	25.60

Total Return (%) [c]	5.68[d]	6.40	20.24	14.90[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27[e]	1.25	1.21	1.28[d]
Ratio of net expenses to average net assets	1.22[e]	1.24	1.21	1.28[d]
Ratio of net investment
(loss) to average net assets	(.39)[e]	(.31)	(.40)	(.44)[d]
Portfolio Turnover Rate	70.82[d]	123.41	123.11	140.38

Net Assets, end of period ($ x 1,000)	178,120	102,515	35,578	7,790

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class B Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	30.90	29.28	24.54	22.58	15.32	24.46
Investment Operations:
Investment (loss)—net	(.20)[a]	(.35)[a]	(.32)[a]	(.24)[a]	(.27)	(.29)
Net realized and unrealized
gain (loss) on investments	1.81	1.97	5.06	2.20	7.53	(8.85)
Total from Investment Operations	1.61	1.62	4.74	1.96	7.26	(9.14)
Net asset value, end of period	32.51	30.90	29.28	24.54	22.58	15.32

Total Return (%) [b]	5.21[c]	5.57	19.32	8.68	47.39	(37.37)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.12[d]	2.10	2.10	2.10	2.20	2.16
Ratio of net expenses
to average net assets	2.07[d]	2.09	2.00	2.02	2.00	2.00
Ratio of net investment (loss)
to average net assets	(1.26)[d]	(1.21)	(1.21)	(1.03)	(1.26)	(1.44)
Portfolio Turnover Rate	70.82[c]	123.11	123.11	140.38	127.25	122.29

Net Assets, end of period
($ x 1,000)	225,154	269,747	357,315	366,711	420,694	323,425

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through
April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class C Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	30.89	29.26	24.53	22.56	15.31	24.45
Investment Operations:
Investment (loss)—net	(.19)[a]	(.34)[a]	(.32)[a]	(.24)[a]	(.28)	(.31)
Net realized and unrealized
gain (loss) on investments	1.81	1.97	5.05	2.21	7.53	(8.83)
Total from Investment Operations	1.62	1.63	4.73	1.97	7.25	(9.14)
Net asset value, end of period	32.51	30.89	29.26	24.53	22.56	15.31

Total Return (%) [b]	5.25[c]	5.57	19.28	8.73	47.35	(37.38)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.07[d]	2.07	2.08	2.08	2.20	2.16
Ratio of net expenses
to average net assets	2.02[d]	2.06	2.00	2.02	2.00	2.00
Ratio of net investment (loss)
to average net assets	(1.21)[d]	(1.18)	(1.21)	(1.03)	(1.26)	(1.44)
Portfolio Turnover Rate	70.82[c]	123.41	123.11	140.38	127.25	122.29

Net Assets, end of period
($ x 1,000)	214,721	222,114	255,990	252,671	305,176	253,391

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through
April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class I Shares †	(Unaudited)[a]	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	34.48	32.30	26.77	24.36	16.37	25.82
Investment Operations:
Investment income (loss)—net	(.01)[b]	(.01)[b]	(.03)[b]	.02[b]	(.05)	(.09)
Net realized and unrealized
gain (loss) on investments	2.03	2.19	5.56	2.39	8.04	(9.36)
Total from Investment Operations	2.02	2.18	5.53	2.41	7.99	(9.45)
Net asset value, end of period	36.50	34.48	32.30	26.77	24.36	16.37

Total Return (%)	5.86[c]	6.75	20.66	9.89	48.81	(36.60)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	.93	.92	.94	1.20	1.16
Ratio of net expenses
to average net assets	.88[d]	.93	.91	.92	1.00	1.00
Ratio of net investment income
(loss) to average net assets	(.07)[d]	(.05)	(.12)	.07	(.26)	(.43)
Portfolio Turnover Rate	70.82[c]	123.41	123.11	140.38	127.25	122.29

Net Assets, end of period
($ x 1,000)	158,846	151,892	153,021	177,668	171,024	109,212

† Represents information for Class Y shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through
April 30,2004.
[a] Effective June 1, 2007, the fund redesignated Class R to Class I shares.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class T Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	32.53	30.66	25.57	23.40	15.81	25.11
Investment Operations:
Investment (loss)—net	(.12)[a]	(.20)[a]	(.20)[a]	(.13)[a]	(.17)	(.21)
Net realized and unrealized
gain (loss) on investments	1.91	2.07	5.29	2.30	7.76	(9.09)
Total from Investment Operations	1.79	1.87	5.09	2.17	7.59	(9.30)
Net asset value, end of period	34.32	32.53	30.66	25.57	23.40	15.81

Total Return (%) [b]	5.53[c]	6.10	19.91	9.27	48.01	(37.06)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.56[d]	1.56	1.56	1.56	1.70	1.66
Ratio of net expenses
to average net assets	1.51[d]	1.55	1.50	1.52	1.50	1.50
Ratio of net investment (loss)
to average net assets	(.70)[d]	(.67)	(.71)	(.53)	(.76)	(.95)
Portfolio Turnover Rate	70.82[c]	123.41	123.11	140.38	127.25	122.29

Net Assets, end of period
($ x 1,000)	342,785	363,789	437,208	462,612	580,543	484,873

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through
April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier S&P STARS Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers six series, including the fund. The fund’s investment objective seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

On July 1, 2007, the Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”).As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

The fund’s Board of Trustees approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007.The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including options) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily avail-

able, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15,2007 and interim periods within those fiscal years.Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

Issuers in which the fund held 5% or more of the outstanding voting securities are defined as “affiliated” in the Act.The following summarizes affiliated issuers during the period ended September 30, 2007:

		Shares

	Beginning			End of	Dividend	Market
Name of issuer	of Period	Purchases	Sales	Period Income ($)		Value ($)

Denny’s	5,700,000	—	50,000	5,650,000	— 22,600,000

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net real-

ized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $567,980,544 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2007. If not applied, $443,110,872 of the carryover expires in fiscal 2011 and $124,869,672 expires in fiscal 2012.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $50 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit pri-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

marily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under both arrangements during the period ended September 30, 2007 was approximately $1,372,100, with a related weighted average annualized interest rate of 5.80% ..

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an Management Agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to waive receipt of a portion of the fund’s management fee, in the amount of .05% of the value of the fund’s average daily net assets from March 8, 2007 through September 30, 2008.The reduction in management fee, pursuant to the undertaking, amounted to $280,481 during the period ended September 30, 2007.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .25% of the value of the fund’s average daily net assets.

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks.

During the period ended September 30, 2007, the Distributor retained $25,055 and $5,785 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $136,374 and 5,935 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and

.25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2007, Class B, Class C and Class T shares were charged $942,926, $821,860 and $443,054, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2007, Class A, Class B, Class C and Class T shares were charged $173,164, $314,309, $273,953 and $443,054, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2007, the fund was charged $441,339 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2007, the fund was charged $42,365 pursuant to the custody agreement.

During the period ended September 30, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $626,333, Rule 12b-1 distribution plan fees $334,499, shareholder ser-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vices plan fees $191,991, custodian fees $34,642, chief compliance officer fees $2,411 and transfer agency per account fees $171,008 which are offset against an expense reimbursement currently in effect in the amount of $ 44,673.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended September 30, 2007:

	Purchases ($)	Sales ($)

Long transactions	787,750,117	839,240,493
Short sale transactions	38,803,493	29,969,562
Total	826,553,610	869,210,055

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund would realize a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short position.At September 30, 2007, there were no securities sold short outstanding.

At September 30, 2007, accumulated net unrealized appreciation on investments was $169,429,165, consisting of $181,761,768 gross unrealized appreciation and $12,332,603 gross unrealized depreciation.

At September 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investment).

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on September 25, 2007, the Board re-approved the fund’s Management Agreement with Dreyfus and the Sub-Investment Advisory Agreement between Dreyfus and Bear Stearns Asset Management, Inc. (“BSAM”) (together, the “Agreements”) through their annual renewal date of March 30, 2008. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Agreements, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund by Dreyfus and BSAM pursuant to the Agreements. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s and BSAM’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, comparative data supplied by Lipper, Inc., an independent provider of mutual fund data, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance. The fund’s performance was compared to that of a Performance Universe, consisting of all funds with the same Lipper classification/objective, and a Performance Group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an Expense Universe, consisting of funds with the same or similar Lipper classification/objective, and an Expense Group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board.As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, 12b-1 or non-12b-1 service fees (if any), and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted that the fund’s average annual total return ranked in the third and second quintile of its Performance Group and Performance Universe, respectively, for the one-year period ended July 31, 2007.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, noting, among other things, that the fund’s contractual and actual management fees were higher than the median of the Expense Group and Expense Universe and the fund’s total expenses were lower than the median of the Expense Universe.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar

Accounts and the differences, from Dreyfus’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of Dreyfus’s performance, and the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts managed by Dreyfus to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and its effect on Dreyfus’s profitability.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Agreements. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and BSAM are adequate and appropriate.
  The Board generally was satisfied with the fund’s long-term per- formance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Agreements through March 30, 2008 was in the best interests of the fund and its shareholders.

NOTES

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Dreyfus Premier
S&P STARS
Opportunities Fund

SEMIANNUAL REPORT September 30, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Securities Sold Short
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
S&P STARS Opportunities Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier S&P STARS Opportunities Fund, covering the six-month period from April 1, 2007, through September 30, 2007.

An intensifying credit crisis over the summer of 2007 produced heightened turbulence in U.S. financial markets. As credit concerns spread from the sub-prime mortgage sector of the bond market to other areas of the financial markets, investors’ appetite for risk shifted from ample to cautious.This change led to sharp stock market declines in July and early August. However, rate cuts from the Federal Reserve Board (the “Fed”) in August and September seemed to restore investor confidence, and some equity market indices ended the reporting period near their all-time highs.

It appears that the downside risks to the U.S. economy have increased, with the housing recession and consumer slowdown likely to be more intense than previously expected. Plus, a weakening U.S. dollar and rising commodities and energy prices have given the Fed the daunting task of balancing both inflationary concerns and the risk of an economic slowdown simultaneously. In our view, we believe that the U.S. economy is still quite resilient and the Fed’s recent actions are likely to continue to produce opportunities for some market sectors and additional challenges for others. Since each investor’s situation is unique, we encourage you to talk about these investment matters with your financial advisor, who can help you make the right adjustments for your portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
October 15, 2007

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2007, through September 30, 2007, as provided by Fred Kuehndorf, Portfolio Manager

Fund and Market Performance Overview

Despite heightened market volatility stemming from a credit crisis during July and August, midcap stocks posted positive absolute returns, on average, in an environment of moderate economic growth, robust corporate earnings and ample mergers-and-acquisitions activity. The fund’s performance exceeded that of its benchmark, primarily due to the success of our security selection process in the materials, consumer discretionary and health care sectors.

For the six-month period ended September 30, 2007, Dreyfus Premier S&P STARS Opportunities Fund produced total returns of 8.96% for Class A shares, 8.54% for Class B shares, 8.58% for Class C shares, 9.05% for Class I shares and 8.83% for Class T shares.1,2 In comparison, the fund’s benchmark, the S&P MidCap 400 Index, produced a total return of 4.92% for the same period.3

The Fund’s Investment Approach

The fund seeks long-term capital appreciation by investing at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor’s (S&P) analysts according to the Standard & Poor’s STock Appreciation Ranking System (or STARS). S&P’s research staff analyzes and ranks the stocks of approximately 1,500 issuers.We will principally use STARS to identify stocks in the highest two categories (four and five STARS) for purchase and in the lowest two categories (one and two STARS) for short-selling. When selecting investments, we analyze the stocks ranked by S&P analysts and select those that we believe have the best potential for capital appreciation. We consider various factors, including market segment, industry, earnings history, price-to-earnings ratio and management.

Stocks Advanced Despite Economic and Credit Concerns

Stocks generally rallied early in the reporting period amid moderate economic growth, stable short-term interest rates and rising corporate

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

earnings. However, the market environment shifted dramatically in mid-June, when a credit crisis in the bond market’s sub-prime mortgage sector spread to other areas of the financial markets. Investors grew increasingly worried in July and August that the credit crunch and intensifying weakness in housing markets might derail the U.S. economy. In the ensuing market turbulence, newly risk-averse investors engaged in a “flight to quality,” and larger, growth-oriented companies returned to favor after several years of dominance by stocks of smaller companies.

The Federal Reserve Board (the “Fed”) attempted in mid-August to restore a measure of stability to the financial markets by reducing the discount rate, the interest rate it charges member banks for overnight loans.The Fed followed up in September with a reduction in the federal funds rate, which is the rate banks charge each other for overnight loans. These moves sparked a rally late in the reporting period that lifted some major stock market indices toward new record highs.

Strong Stock Selections Bolstered Fund Performance

Our “bottom-up” stock selection strategy proved to be effective in the volatile market environment. The fund achieved especially robust returns in the materials sector, where steel maker AK Steel Holding Corp. and agricultural chemicals company FMC Corp. benefited from favorable supply-and-demand dynamics. In the consumer discretionary area, the fund’s relatively light exposure to the lagging sector aided relative performance. In addition, music retailer Guitar Center was the subject of a takeover offer from a venture capital firm, boosting its stock price. Similarly, in the health care sector, biotechnology holding Cytyc was acquired by a former competitor.The fund’s health care exposure portfolio also benefited from strong results from Celgene, which gained value after receiving regulatory approval for a new cancer drug.

Although detractors from the fund’s results generally were mild during the reporting period, relatively heavy exposure to the industrials sector weighed on performance when airlines, such as AMR Corp. and US Airways Group, struggled with higher fuel costs and weaker domestic travel trends which increased competition within their hubs. The energy sector was the benchmark’s top performing area, but proved to be less beneficial for the fund due to offshore drilling contractor ENSCO International and oilfield services specialist Superior Energy

4

Services, whose business fundamentals remained strong but stock prices did not keep pace with sector averages. Finally, in the financials sector, private mortgage insurer PMI Group and online broker E*Trade Financial were hurt by housing and mortgage-related concerns. Both stocks were downgraded by S&P during the reporting period, leading us to sell the fund’s positions.

A Resilient Market Provides Reasons for Optimism

We were encouraged by the strength of the market rally following the Fed’s rate cuts, which suggests to us that the equity markets have been stabilizing and the credit markets will price risk more appropriately and restore liquidity to the markets accordingly.The U.S. economy has continued to grow, albeit at a slower rate, and the global economy remains robust. In our judgment, these factors are likely to support earnings for companies with exposure to both domestic and international markets.As of the reporting period’s end, we have found a number of such opportunities in the materials, industrials and technology area, but fewer in the financials and utilities sectors.

October 15, 2007

“Short-selling” refers to a strategy in which the fund sells a security it has borrowed in anticipation of repurchasing it at a lower price in the future, thereby realizing a gain.The fund may engage in short-selling trading, which involves selling a security it does not own in anticipation that the security’s price will decline and may expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund.

“Standard & Poor’s®,”“S&P®” and “STARS®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund and is not an index fund.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.

3 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier S&P Stars Opportunities Fund from April 1, 2007 to September 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2007
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 6.90	$ 10.90	$ 10.69	$ 6.01	$ 8.20
Ending value (after expenses)	$1,089.60	$1,085.40	$1,085.80	$1,090.50	$1,088.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2007
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 6.66	$ 10.53	$ 10.33	$ 5.81	$ 7.92
Ending value (after expenses)	$1,018.40	$1,014.55	$1,014.75	$1,019.25	$1,017.15

† Expenses are equal to the fund’s annualized expense ratio of 1.32% for Class A, 2.09% for Class B, 2.05% for
Class C, 1.15% for Class I and 1.57% for Class T; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
September 30, 2007 (Unaudited)

Common Stocks—97.9%	Shares	Value ($)

Consumer Discretionary—14.6%
American Eagle Outfitters	245,000	6,445,950
Best Buy	61,500	2,830,230
Burger King Holdings	250,000	6,372,500
Career Education	197,000 [a]	5,514,030
Cheesecake Factory	180,000 [a]	4,224,600
Coach	100,000 [a]	4,727,000
Guitar Center	75,000 [a]	4,447,500
PetSmart	202,000	6,443,800
Quiksilver	352,000 [a]	5,033,600
		46,039,210
Energy—10.1%
Alpha Natural Resources	250,000 [a]	5,807,500
Consol Energy	128,000	5,964,800
ENSCO International	89,500	5,020,950
Superior Energy Services	155,500 [a]	5,510,920
Williams Cos.	136,000	4,632,160
XTO Energy	80,000	4,947,200
		31,883,530
Financial—6.2%
Affiliated Managers Group	50,000 [a,b]	6,375,500
Assured Guaranty	150,000	4,075,500
Eaton Vance	166,000	6,633,360
FelCor Lodging Trust	125,000	2,491,250
		19,575,610
Health Care—13.2%
Celgene	112,000 [a]	7,986,720
Cephalon	78,000 [a]	5,698,680
Coventry Health Care	90,000 [a]	5,598,900
Cytyc	186,500 [a]	8,886,725
Gilead Sciences	110,000 [a]	4,495,700
Hologic	70,000 [a]	4,270,000
Vertex Pharmaceuticals	120,500 [a]	4,628,405
		41,565,130
Industrial—18.0%
C.H. Robinson Worldwide	100,000	5,429,000
Continental Airlines, Cl. B	100,000 [a]	3,303,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Fastenal	140,000	6,357,400
Harsco	115,000	6,816,050
Jacobs Engineering Group	114,000 [a]	8,616,120
Landstar System	124,500	5,225,265
Manitowoc	224,000	9,918,720
Trinity Industries	127,500	4,786,350
W.W. Grainger	69,500	6,337,705
		56,789,610
Information Technology—21.3%
Amdocs	138,000 [a]	5,132,220
Arris Group	332,000 [a]	4,100,200
Citrix Systems	160,000 [a]	6,451,200
Emulex	264,500 [a]	5,070,465
FactSet Research Systems	100,000	6,855,000
Global Payments	118,000	5,217,960
Harris	121,500	7,021,485
Ingram Micro, Cl. A	335,000 [a]	6,569,350
Nice Systems, ADR	150,500 [a]	5,393,920
QLogic	200,000 [a]	2,690,000
Satyam Computer Services, ADR	213,000	5,514,570
Western Digital	275,000 [a]	6,963,000
		66,979,370
Materials—10.0%
Airgas	125,000	6,453,750
AK Steel Holding	260,000 [a]	11,427,000
Carpenter Technology	41,500	5,395,415
FMC	156,000	8,115,120
		31,391,285
Telecommunication Services—1.4%
Citizens Communications	300,000	4,296,000
Utilities—3.1%
AES	248,000 [a]	4,969,920
Questar	90,000	4,727,700
		9,697,620
Total Common Stocks
(cost $245,550,739)		308,217,365

8

	Principal
Short-Term Investments—.5%	Amount ($)	Value ($)

U.S. Treasury Bills;
4.81%, 10/11/07
(cost $1,497,996)	1,500,000	1,498,695

Other Investment—.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,779,000)	2,779,000 [c]	2,779,000

Investment of Cash Collateral
for Securities Loaned—.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,650,050)	2,650,050 [c]	2,650,050

Total Investments (cost $252,477,785)	100.1%	315,145,110
Liabilities, Less Cash and Receivables	(.1%)	(360,262)
Net Assets	100.0%	314,784,848

ADR—American Depository Receipts
[a] Non-income producing security.
[b] All or a portion of this security is on loan. At September 30, 2007, the total market value of the fund’s security on loan is $2,599,291 and the total market value of the collateral held by the fund is $2,650,050.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Information Technology	21.3	Financial	6.2
Industrial	18.0	Utilities	3.1
Consumer Discretionary	14.6	Short-Term/Money
Health Care	13.2	Market Investments	2.2
Energy	10.1	Telecommunication Services	1.4
Materials	10.0		100.1

†	Based on net assets.

See notes to financial statements.

The Fund 9

STATEMENT OF SECURITIES SOLD SHORT
September 30, 2007 (Unaudited)

Common Stocks	Shares	Value ($)

Radio Shack
(Proceeds $ 2,556,572)	100,000	2,066,000

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $2,599,291)—Note 1(b):
Unaffiliated issuers	247,048,735	309,716,060
Affiliated issuers	5,429,050	5,429,050
Cash		954,839
Receivable from broker for proceeds in securities sold short		2,556,572
Receivable for investment securities sold		1,113,795
Receivable for shares of Beneficial Interest subscribed		455,432
Dividends and interest receivable		111,943
Prepaid expenses		105,655
		320,443,346

Liabilities ($):

Due to The Dreyfus Corporation and affiliates—Note 3(c)	329,919
Liability for securities on loan—Note 1(b)	2,650,050
Securities sold short, at value (proceeds $2,556,572)
—See Statement of Securities Sold Short	2,066,000
Payable for shares of Beneficial Interest redeemed	272,063
Payable for license fee	218,636
Interest payable—Note 2	149
Accrued expenses	121,681
5,658,498

Net Assets ($)	314,784,848

Composition of Net Assets ($):
Paid-in capital	249,426,413
Accumulated Investment (loss)—net	(1,298,814)
Accumulated net realized gain (loss) on investments	3,499,352
Accumulated net unrealized appreciation
(depreciation) on investments	63,157,897

Net Assets ($)	314,784,848

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	148,466,056	23,933,788	79,449,447	38,113,184	24,822,373
Shares Outstanding	5,868,965	980,591	3,253,320	1,471,462	982,438

Net Asset Value
Per Share ($)	25.30	24.41	24.42	25.90	25.27

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2007 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	735,151
Affiliated issuers	135,393
Interest	101,004
Income from securities lending	3,474
Total Income	975,022
Expenses:
Management fee—Note 3(a)	1,017,534
Shareholder servicing costs—Note 3(c)	546,781
Distribution fees—Note 3(b)	392,746
License fees—Note 3(a)	218,636
Registration fees	34,479
Professional fees	21,796
Custodian fees—Note 3(c)	12,111
Prospectus and shareholders’ reports	11,365
Trustees’ fees and expenses—Note 3(d)	9,239
Interest expense—Note 2	149
Miscellaneous	9,087
Total Expenses	2,273,923
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(87)
Net Expenses	2,273,836
Investment (Loss)—Net	(1,298,814)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,932,074)
Net unrealized appreciation (depreciation) on investments	27,515,886
Net Realized and Unrealized Gain (Loss) on Investments	24,583,812
Net Increase in Net Assets Resulting from Operations	23,284,998

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited) [a]	March 31, 2007

Operations ($):
Investment (loss)—net	(1,298,814)	(1,660,173)
Net realized gain (loss) on investments	(2,932,074)	6,509,009
Net unrealized appreciation
(depreciation) on investments	27,515,886	7,044,453
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,284,998	11,893,289

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	—	(850,615)
Class B shares	—	(362,626)
Class C shares	—	(587,561)
Class I shares	—	(189,912)
Class T shares	—	(332,600)
Total Dividends	—	(2,323,314)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	37,808,917	102,125,844
Class B shares	1,686,987	3,859,690
Class C shares	13,968,966	38,572,243
Class I shares	8,467,015	25,028,616
Class T shares	1,968,690	6,439,719
Dividends reinvested:
Class A shares	—	791,029
Class B shares	—	323,464
Class C shares	—	371,655
Class I shares	—	162,569
Class T shares	—	309,376
Cost of shares redeemed:
Class A shares	(16,252,632)	(22,390,157)
Class B shares	(2,927,316)	(5,488,750)
Class C shares	(4,306,958)	(6,137,190)
Class I shares	(3,627,873)	(7,630,379)
Class T shares	(1,852,932)	(6,688,728)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	34,932,864	129,649,001
Total Increase (Decrease) in Net Assets	58,217,862	139,218,976

Net Assets ($):
Beginning of Period	256,566,986	117,348,010
End of Period	314,784,848	256,566,986
Accumulated investment (loss)—net	(1,298,814)	—

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2007	Year Ended
	(Unaudited) [a]	March 31, 2007

Capital Share Transactions:
Class A [b]
Shares sold	1,534,522	4,682,160
Shares issued for dividends reinvested	—	37,376
Shares redeemed	(662,133)	(1,034,271)
Net Increase (Decrease) in Shares Outstanding	872,389	3,685,265

Class B [b]
Shares sold	70,395	180,843
Shares issued for dividends reinvested	—	15,694
Shares redeemed	(123,533)	(257,943)
Net Increase (Decrease) in Shares Outstanding	(53,138)	(61,406)

Class C
Shares sold	586,109	1,825,573
Shares issued for dividends reinvested	—	18,033
Shares redeemed	(181,659)	(295,662)
Net Increase (Decrease) in Shares Outstanding	404,450	1,547,944

Class I
Shares sold	330,904	1,137,441
Shares issued for dividends reinvested	—	7,519
Shares redeemed	(145,497)	(349,035)
Net Increase (Decrease) in Shares Outstanding	185,407	795,925

Class T
Shares sold	80,028	300,697
Shares issued for dividends reinvested	—	14,593
Shares redeemed	(75,622)	(313,925)
Net Increase (Decrease) in Shares Outstanding	4,406	1,365

[a] Effective June 1, 2007, the fund redesignated Class R to Class I shares.
[b] During the period ended September 30, 2007, 10,585 Class B shares representing $254,364, were automatically converted to 10,238 Class A shares and during the period ended March 31, 2007, 27,964 Class B shares representing $614,767 were automatically converted to 27,156 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, I and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio (“S&P STARS Opportunities Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, I and T shares thereafter. Before the fund commenced operations, all of the assets of the S&P STARS Opportunities Portfolio were transferred to the fund in exchange for Class B, C, I and T shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and fund’s predecessor’s financial statements.

	Six Months Ended
	September 30, 2007	Year Ended March 31,

Class A Shares	(Unaudited)	2007	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	23.21	22.87	17.21	14.40
Investment Operations:
Investment (loss)—net [b]	(.08)	(.13)	(.13)	(.11)
Net realized and unrealized
gain (loss) on investments	2.17	.79	5.98	2.92
Total from Investment Operations	2.09	.66	5.85	2.81
Distributions:
Dividends from net realized
gain on investments	—	(.32)	(.19)	—
Net asset value, end of period	25.30	23.21	22.87	17.21

Total Return (%) [c]	8.96[d]	3.05	34.18	19.51[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.32[e]	1.37	1.43	1.29[d]
Ratio of net expenses
to average net assets	1.32[e]	1.37	1.43	1.29[d]
Ratio of net investment (loss)
to average net assets	(.64)[e]	(.59)	(.73)	(.71)[d]
Portfolio Turnover Rate	15.99[d]	48.55	32.78	66.27

Net Assets, end of period ($ x 1,000)	148,466	115,991	29,992	441

[a]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class B Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	22.49	22.33	16.90	15.04	10.40	14.23
Investment Operations:
Investment (loss)—net	(.17)[a]	(.29)[a]	(.26)[a]	(.22)[a]	(.20)	(.18)
Net realized and unrealized
gain (loss) on investments	2.09	.77	5.88	2.22	4.84	(3.48)
Total from Investment Operations	1.92	.48	5.62	2.00	4.64	(3.66)
Distributions:
Dividends from net realized
gain on investments	—	(.32)	(.19)	(.14)	—	(.17)
Net asset value, end of period	24.41	22.49	22.33	16.90	15.04	10.40

Total Return (%) [b]	8.54[c]	2.27	33.44	13.50	44.62	(25.79)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.09[d]	2.16	2.26	2.41	2.61	2.44
Ratio of net expenses
to average net assets	2.09[d]	2.15	2.00	1.95	2.00	2.00
Ratio of net investment (loss)
to average net assets	(1.42)[d]	(1.37)	(1.40)	(1.40)	(1.36)	(1.42)
Portfolio Turnover Rate	15.99[c]	48.55	32.78	66.27	225.79	174.82

Net Assets, end of period
($ x 1,000)	23,934	23,244	24,459	17,329	18,331	14,784

† Represents information for Class B shares of predecessor, Bear Stearns S& P STARS Opportunities Portfolio,
through April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

16

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class C Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	22.49	22.34	16.90	15.05	10.40	14.23
Investment Operations:
Investment (loss)—net	(.16)[a]	(.28)[a]	(.26)[a]	(.22)[a]	(.20)	(.18)
Net realized and unrealized
gain (loss) on investments	2.09	.75	5.89	2.21	4.85	(3.48)
Total from Investment Operations	1.93	.47	5.63	1.99	4.65	(3.66)
Distributions:
Dividends from net realized
gain on investments	—	(.32)	(.19)	(.14)	—	(.17)
Net asset value, end of period	24.42	22.49	22.34	16.90	15.05	10.40

Total Return (%) [b]	8.58[c]	2.22	33.50	13.42	44.71	(25.79)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.05[d]	2.13	2.23	2.41	2.61	2.44
Ratio of net expenses
to average net assets	2.05[d]	2.12	2.00	1.95	2.00	2.00
Ratio of net investment
(loss) to average net assets	(1.38)[d]	(1.34)	(1.38)	(1.46)	(1.36)	(1.42)
Portfolio Turnover Rate	15.99[c]	48.55	32.78	66.27	225.79	174.82

Net Assets, end of period
($ x 1,000)	79,449	64,081	29,057	11,398	13,483	11,638

† Represents information for Class C shares of predecessor, Bear Stearns S& P STARS Opportunities Portfolio,
through April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class I Shares †	(Unaudited)[a]	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	23.75	23.34	17.48	15.41	10.56	14.30
Investment Operations:
Investment (loss)—net	(.06)[b]	(.09)[b]	(.06)[b]	(.08)[b]	(.06)	(.08)
Net realized and unrealized
gain (loss) on investments	2.21	.82	6.11	2.29	4.91	(3.49)
Total from Investment Operations	2.15	.73	6.05	2.21	4.85	(3.57)
Distributions:
Dividends from net realized
gain on investments	—	(.32)	(.19)	(.14)	—	(.17)
Net asset value, end of period	25.90	23.75	23.34	17.48	15.41	10.56

Total Return (%)	9.05[c]	3.25	34.79	14.54	45.93	(25.03)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15[d]	1.15	1.18	1.44	1.61	1.44
Ratio of net expenses
to average net assets	1.15[d]	1.15	1.00	.99	1.00	1.00
Ratio of net investment (loss)
to average net assets	(.48)[d]	(.38)	(.32)	(.51)	(.36)	(.45)
Portfolio Turnover Rate	15.99[c]	48.55	32.78	66.27	225.79	174.82

Net Assets, end of period
($ x 1,000)	38,113	30,544	11,442	401	706	758

† Represents information for Class Y shares of predecessor, Bear Stearns S& P STARS Opportunities Portfolio,
through April 30, 2004.
[a] Effective June 1, 2007, the fund redignated Class R to Class I shares.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

18

	Six Months Ended September 30, 2007

			Year Ended March 31,

Class T Shares †	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	23.22	22.93	17.26	15.28	10.49	14.27
Investment Operations:
Investment (loss)—net	(.11)[a]	(.19)[a]	(.17)[a]	(.15)[a]	(.14)	(.12)
Net realized and unrealized
gain (loss) on investments	2.16	.80	6.03	2.27	4.93	(3.49)
Total from Investment Operations	2.05	.61	5.86	2.12	4.79	(3.61)
Distributions:
Dividends from net realized
gain on investments	—	(.32)	(.19)	(.14)	—	(.17)
Net asset value, end of period	25.27	23.22	22.93	17.26	15.28	10.49

Total Return (%) [b]	8.83[c]	2.78	34.06	14.14	45.66	(25.36)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.57[d]	1.66	1.76	1.94	2.11	1.94
Ratio of net expenses
to average net assets	1.57[d]	1.65	1.50	1.42	1.50	1.50
Ratio of net investment (loss)
to average net assets	(.90)[d]	(.87)	(.90)	(.94)	(.86)	(.92)
Portfolio Turnover Rate	15.99[c]	48.55	32.78	66.27	225.79	174.82

Net Assets, end of period
($ x 1,000)	24,822	22,706	22,399	17,751	22,710	20,521

† Represents information for Class A shares of predecessor, Bear Stearns S& P STARS Opportunities Portfolio,
through April 30, 2004.
[a] Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier S&P STARS Opportunities Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers six series, including the fund.The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1, 2007, the Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”).As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

The fund’s Board of Trustees approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007.The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the

20

allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-ended investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

22

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2007 were as follows: long-term capital gains $2,323,314.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the line of credit during the period ended September 30, 2007 was approximately $5,500, with a related weighted average interest rate of 5.39% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

24

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks.

During the period ended September 30, 2007, the Distributor retained $43,034 and $2,212 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $17,684 and $2,869 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2007, Class B, Class C and Class T shares were charged $89,586, $273,135 and $30,025, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2007, Class A, Class B, Class C and Class T shares were charged $169,439, $29,862, $91,045 and $30,025, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended September 30, 2007, the fund was charged $63,489 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period September 30, 2007, the fund was charged $12,111 pursuant to the custody agreement.

During the period ended September 30, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $174,395, Rule 12b-1 distribution plan fees $66,049, shareholder services plan fees $54,766, custodian fees $7,758, chief compliance officer fees $2,411 and transfer agency per account fees $24,540.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended September 30, 2007, amounted to $80,729,165 and $45,143,620, respectively.

26

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund would realize a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short position. Securities sold short at September 30, 2007, and their related market values and proceeds are set forth in the Statement of Securities Sold Short.

At September 30, 2007, accumulated net unrealized appreciation on investments was $62,667,325, consisting of $67,220,787 gross unrealized appreciation and $4,553,462 gross unrealized depreciation.

At September 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investment).

The Fund 27

NOTES

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Premier Manager Funds I

By:	/s/ J. David Officer
J. David Officer
President

Date:	11/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	11/26/07

By:	/s/ James Windels
James Windels
Treasurer

Date:	11/26/07

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)